UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5030
Columbia Funds Trust V
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/05

Date of reporting period:	1/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 2.9%
Education – 2.1%
CA State Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	809,005
	Pooled College & University Project,
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,106,970
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,090,240
	Santa Clara University,
	Series 1999,
	Insured: AMBAC
	5.250% 09/01/17	1,000,000	1,148,260
		Education Total	5,154,475
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,805,000	1,886,460
	Prep School Total		1,886,460
	EDUCATION TOTAL		7,040,935
HEALTH CARE – 6.1%
Continuing Care Retirement – 3.3%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,758,327
	Eskaton Gold River Lodge,
	Series 1998,
	6.375% 11/15/28	1,400,000	1,436,806
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,109,700
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	2,470,000	2,736,019
	Continuing Care Retirement Total		8,040,852

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 2.8%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association:
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,031,850
	Series 2001 A,
	6.125% 08/15/20	1,250,000	1,354,725
CA Health Facilities Financing
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,049,860
CA Riverside County Asset Leasing Corp.
	Riverside County Hospital Project,
	Series 1997 B,
	Insured: MBIA
	5.700% 06/01/16	1,000,000	1,150,310
CA State Health Facilities Financing
	Stanford Hospital Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	543,965
CA Statewide Communities Development Authority
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	1,500,000	1,679,820
	Hospitals Total		6,810,530
	HEALTH CARE TOTAL		14,851,382
HOUSING – 1.7%
Single Family – 1.7%
CA State Housing Finance Agency
	Series 1997 A-1, AMT,
	5.950% 08/01/16	3,000,000	3,144,510
CA State Rural Home Mortgage Finance Authority
	Series 1995 B, AMT,
	Insured: GNMA
	7.750% 09/01/26	5,500	5,518
	Series 1997 A-2, AMT,
	Insured: GNMA
	7.000% 09/01/29	390,000	391,069
	Series 1998 B-5, AMT,
	Insured: FNMA
	6.350% 12/01/29	240,000	241,975
	Series 2000 B, AMT,
	Insured: FNMA
	7.300% 06/01/31	210,000	216,050
	Series 2000 D, AMT,
	Insured: GNMA
	7.100% 06/01/31	190,000	192,132

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Single Family – (continued)
CA Stockton
	Series 1990 A, AMT,
	7.400% 08/01/05	5,000	5,000
	Single Family Total		4,196,254
	HOUSING TOTAL		4,196,254
OTHER – 13.1%
Refunded/Escrowed(d) – 12.3%
CA Central Unified School District
	Series 1993,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	11,423,807
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.500% 07/01/17	2,000,000	2,298,660
CA Pomona
	Series 1990 B,
	Insured: GNMA
	7.500% 08/01/23	1,000,000	1,351,380
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Insured: MBIA
	10.981% 07/01/22(c)	750,000	1,119,180
CA Riverside County
	Series 1989 A, AMT,
	Insured: GNMA
	7.800% 05/01/21	2,500,000	3,519,000
CA Riverside Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,096
CA San Joaquin Hills Transportation
	Corridor Agency,
	Series 1993,
	(a) 01/01/20	15,400,000	8,057,588
CA State Educational Facilities Authority
	Pooled College & University Project,
	Series 1997 B,
	6.300% 04/01/21	1,000,000	1,099,020
CA Whisman School District
	Series 1996 A,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,021,084
	Refunded/Escrowed Total		29,909,815
Tobacco – 0.8%
Golden State Tobacco Securitization Corp.
	Series 2003 B,

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	5.000% 06/01/12	1,800,000	1,944,198
		Tobacco Total	1,944,198
	OTHER TOTAL		31,854,013
OTHER REVENUE – 1.5%
Hotels – 1.5%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,500,000	3,638,915
		Hotels Total	3,638,915
	OTHER REVENUE TOTAL		3,638,915
RESOURCE RECOVERY – 1.7%
Disposal – 1.7%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,124,660
CA Sunnyvale Solid Waste
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 10/01/15	1,695,000	1,874,992
		Disposal Total	3,999,652
	RESOURCE RECOVERY TOTAL		3,999,652
TAX-BACKED – 62.3%
Local Appropriated – 11.9%
CA Alameda County
	Capital Projects,
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,497,927
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	4,190,375
CA Compton Certificates of Participation
	Civic Center & Capital Improvement,
	Series 1997 A,
	5.500% 09/01/15	3,000,000	3,152,610
CA Los Angeles County Schools
	Regionalized Business Services Corp.:
	Series 1999 A
	Insured: AMBAC
	(a) 08/01/16	1,945,000	1,183,085
	(a) 08/01/17	1,980,000	1,142,183

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Modesto
	Community Center Project,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,493,143
CA Orange County Water District
	Series 2003 B,
	Insured: MBIA
	5.375% 08/15/18	515,000	574,858
CA Ridgecrest
	Civic Center Project,
	Series 1999,
	6.250% 03/01/26	1,500,000	1,612,260
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,266,419
CA Santa Ana Financing Authority
	Police Administration & Holding Facility,
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,483,883
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	4,201,788
	Local Appropriated Total		28,798,531
Local General Obligations – 17.3%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	1,932,630
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,233,540
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	1,828,920
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	576,170
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,964,440
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 07/01/11	950,000	760,865
	(a) 07/01/12	980,000	749,406
	(a) 07/01/17	650,000	377,254
CA Fresno Unified School District
	Series 2002 A
	Insured: MBIA
	6.000% 02/01/19	2,480,000	3,043,803
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,304,600
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	587,811
CA Los Angeles Unified School District
	Series 2002,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,973,625
CA Manhattan Beach Unified School District
	Series 2002 E,
	Insured: FGIC
	(a) 09/01/25	3,000,000	1,107,600
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	914,460
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/21	2,010,000	938,429
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,807,469
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,126,838
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	1,011,237
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,306,193

6

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,363,120
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,156,540
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	1,778,020
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,115,150
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,694,310
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,061,937
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	905,432
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	811,282
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.300% 02/01/16	1,275,000	1,457,975
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	832,358
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,172,299
	Local General Obligations Total		41,893,713
Special Non-Property Tax – 3.4%
CA Los Angeles County Metropolitan Transportation Authority
	Sales Tax Revenue,
	Property A First Tier,
	Series 2003 A,
	Insured: FSA

7

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.000% 07/01/12	500,000	560,390
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	1,773,400
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,595,380
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,332,440
	Special Non-Property Tax Total		8,261,610
Special Property Tax – 18.6%
CA Carson
	Series 1992,
	7.375% 09/02/22	145,000	145,521
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,608,080
CA Costa Mesa Public Financing Authority
	Series 1991 A,
	7.100% 08/01/21	845,000	853,425
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC
	(a) 12/01/18	2,720,000	1,465,699
	6.500% 12/01/24	4,055,000	5,301,548
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,133,280
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project,
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,919,612
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA

8

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	5.500% 10/01/18	2,895,000	3,335,098
CA Oakdale Public Financing Authority Tax Allocation
	Central Redevelopment Project,
	5.375% 06/01/33	1,500,000	1,519,095
CA Oakland Redevelopment Agency
	Central District Redevelopment Project,
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	9,501,156
CA Orange County Community Facilities District
	Ladera Ranch:
	Series 1999 A,
	6.700% 08/15/29	2,000,000	2,333,380
	Series 2004 A,
	5.625% 08/15/34	850,000	878,764
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	750,000	780,592
	Series 1997 A,
	5.250% 10/01/16	3,120,000	3,216,158
CA San Bernardino Joint Powers Financing Authority
	Central City Merged Project,
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,159,729
CA San Clemente
	Act of 1915,
	Series 1999,
	6.050% 09/02/28	1,000,000	1,018,930
CA San Marcos Public Facilities Authority
	Series 1998,
	5.800% 09/01/18	1,500,000	1,603,815
CA Santa Margarita – Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,556,980
CA Santa Margarita Water District
	Community Facilities District No. 99-1,:
	Series 2003,
	6.000% 09/01/30	1,000,000	1,020,620
	Series 1999,
	6.250% 09/01/29	2,500,000	2,645,250
	Special Property Tax Total		44,996,732
State Appropriated – 3.9%
CA State Public Works Board
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC

9

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)

	5.000% 12/01/19	6,000,000	6,614,160
	5.250% 12/01/13	2,500,000	2,848,800
	State Appropriated Total		9,462,960
State General Obligations – 7.2%
CA State
	Series 1990,
	10.000% 02/01/10	2,000,000	2,634,760
	Series 1993,
	Insured: MBIA
	5.500% 04/01/12	2,770,000	3,172,149
	Series 2003,
	5.250% 02/01/20	1,250,000	1,406,875
	Series 2004,
	5.000% 02/01/33	1,000,000	1,028,470
	5.250% 04/01/34	1,500,000	1,587,105
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	569,715
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 1995,
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,337,345
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,172,330
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,492,300
	State General Obligations Total		17,401,049
	TAX-BACKED TOTAL		150,814,595
TRANSPORTATION – 0.2%
Air Transportation – 0.2%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001, AMT,

10

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	6.250% 10/01/35(e)	2,000,000	369,640
	Air Transportation Total		369,640
	TRANSPORTATION TOTAL		369,640
UTILITY – 8.0%
Independent Power Producers – 0.4%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	795,000	861,955
	Independent Power Producers Total		861,955
Investor Owned – 1.3%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	3,141,389
	Investor Owned Total		3,141,389
Municipal Electric – 2.5%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,790,430
	Series 1997 K,
	Insured: AMBAC
	5.700% 07/01/17	1,900,000	2,248,422
CA Turlock Irrigation District
	Series 1996 A,
	Insured: MBIA
	6.000% 01/01/12	500,000	587,250
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a) 07/01/17	2,490,000	1,520,892
	Municipal Electric Total		6,146,994
Water & Sewer – 3.8%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,588,221
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,339,520
CA Santa Maria Water & Wastewater Revenue
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,363,680

11

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – (continued)
CA State Department Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,336,080
CA West Kern County Water District
	Series 2001,
	5.625% 06/01/31	1,500,000	1,565,955
	Water & Sewer Total		9,193,456
	UTILITY TOTAL		19,343,794
	Total Municipal Bonds (cost of $208,960,322)		236,109,180
Investment Company – 0.0%
	Dreyfus California Tax-Exempt Money Market Fund	1	1
	Total Investment Company (cost of $1)		1
Short-Term Obligations – 1.6%
VARIABLE RATE DEMAND NOTES(f) – 1.6%
FL Alachua Health Facilities Authority, Continuing Care
	Oak Hammock University,
	Series 2002 A,
	1.900% 10/01/32	500,000	500,000
IL Quad Cities Regional Economic Development Authority
	Two Rivers YMCA,
	1.950% 12/01/31	500,000	500,000
IN Health Facility Financing Authority
	Golden Years Homestead,
	Series 2002 A,
	1.850% 06/01/25	800,000	800,000
IN State Educational Facilities Authority
	Educational Facilities,
	DePauw University,
	LOC: Northern Trust Company,
	1.900% 07/01/32	200,000	200,000
MO State Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,
	1.900% 09/01/30	1,000,000	1,000,000

12

		Par ($)	Value ($)*
WY Uinta County Pollution Control
	Chevron U.S.A., Inc.,
	1.900% 12/01/22	900,000	900,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,900,000

	Total Short-Term Obligations (cost of $3,900,000)		3,900,000
	Total Investments – 99.1% (cost of $212,860,323) (g)(h)		240,009,181
	Other Assets & Liabilities, Net – 0.9%		2,223,170
	Net Assets – 100.0%		242,232,351

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At January 31, 2005, the value of these securities amounted to $4,622,479, which represents 1.9% of net assets.

Addition information on these restricted securities is as of follows:

		Acquisition	Acquisition
	Security	Date	Cost
Statewide Communities Development Authority:
Crossroads Schools of Art & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$1,805,000
Eskaton Village – Grass Valley, Series 2000,
	8.250% 11/15/31	09/08/00	2,470,000
$4,275,000

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of January 31, 2005, the value of this security represents 0.2% of net assets.

(f)

Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rate shown reflects the rate at January 31, 2005.

(g)	Cost for federal income tax purposes is $212,817,236.

(h)	Unrealized appreciation and depreciation at January 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$28,874,459	$(1,682,514)	$27,191,945

13

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.

14

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Intermediate Tax-Exempt Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.8%
EDUCATION – 3.7%
Education – 3.7%
CT State Health & Educational Facilities Authority
	Trinity College,
	Series F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,189,920
DC Revenue Georgetown University
	Series A,
	Insured: MBIA
	5.950% 04/01/14	1,000,000	1,108,570
HI University of Hawaii
	Systems Revenue,
	Series A,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,135,210
IL Educational Facilities Authority
	Wesleyan University,
	Insured: MBIA
	5.650% 09/01/26	3,000,000	3,255,600
MA State College Building Authority
	Series 1999 A,
	7.500% 05/01/14	500,000	641,370
MA State Industrial Finance Agency
	Tufts University,
	Series H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,280,400
MD State Health & Educational Facilities Authority
	John Hopkins University,
	6.000% 07/01/10	1,500,000	1,725,810
MO State Health & Educational Facilities Authority
	St. Louis University,
	5.500% 10/01/16	1,000,000	1,159,980
	Washington University,
	Series A,
	5.500% 06/15/16	1,000,000	1,168,850
NY State Dormitory Authority Revenue
	Columbia University,
	Series A,
	5.250% 07/01/20	2,000,000	2,211,900
PA State Health & Educational Facilities Authority
	College & University Revenues,
	Bryn Mawr College,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,695,630

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
RI Housing & Mortgage Finance Corp.
	Higher Education, Johnson & Wales,
	Insured: XLCA
	5.250% 04/01/15	1,500,000	1,659,165
	Education Total		19,232,405

	EDUCATION TOTAL		19,232,405
HEALTH CARE – 4.2%
Hospitals – 4.2%
CA Health Care Facilities Financing Authority
	Catholic Healthcare West,
	Series H,
	4.450% 07/01/26(a)	1,100,000	1,130,250
CA Statewide Communities Development Authority Revenue
	Kaiser Permanente,
	Series I,
	3.450% 04/01/35(a)	1,000,000	989,200
GA Coffee County Hospital Authority Revenue
	Regional Medical Center, Inc. Project,
	5.000% 12/01/15	1,705,000	1,796,695
GA Fulton De Kalb
	Hospital Authority Revenue,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,114,370
MA State Health & Educational Facilities Authority
	Partners Healthcare Systems:
	Series A,
	Insured: MBIA
	5.375% 07/01/17	2,000,000	2,133,820
	Series C,
	6.000% 07/01/14	1,000,000	1,142,480
	6.000% 07/01/17	1,250,000	1,423,488
NJ Health Care Facilities Financing Authority
	AHS Hospital Corp.,
	Series A,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,754,790
NM Farmington Hospital Revenue
	San Juan Regional Medical Center,
	Series A,
	5.125% 06/01/18	500,000	528,100

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Lakewood Hospital Improvement Revenue
	Lakewood Hospital Association,
	5.500% 02/15/14	1,400,000	1,519,574
OK Finance Authority
	Hospital Revenue, Duncan Regional Hospital Project,
	Series A,
	5.000% 12/01/15	1,545,000	1,628,476
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,135,620
TX Harris County Housing Facilities Development Corp.
	Memorial Hospital System Project,
	Series A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,543,153
VA Augusta County Hospital Revenue
	Industrial Development Authority,
	Augusta Health Care, Inc.,
	5.250% 09/01/18	1,500,000	1,660,080
VA Prince William County Hospital Revenue
	Industrial Development Authority,
	Potomac Hospital Corp.,
	5.500% 10/01/18	1,000,000	1,100,820
WV State Hospital Finance Authority Revenue
	Charleston Medical Center,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	270,000	302,216
	Hospitals Total		21,903,132
	HEALTH CARE TOTAL		21,903,132
HOUSING – 1.8%
Multi-Family – 1.0%
MA State Housing Finance Authority
	Multi-Family Housing Project,
	Series A,
	Insured: MBIA
	5.600% 07/01/07	440,000	453,349
	5.700% 07/01/08	435,000	447,976
NC Medical Care Community
	Revenue Health Care Housing ARC Projects,
	Series A,
	4.650% 10/01/14	575,000	576,788
NY State Housing Finance Authority Revenue
	Refunding Housing Project Mortgage,
	Series A,
	Insured: FSA

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	5.800% 11/01/09	1,610,000	1,669,055
VA State Housing Development Authority
	Multi-Family Housing,
	Series H,
	5.700% 11/01/07	1,655,000	1,696,971
	Multi-Family Total		4,844,139
Single Family – 0.8%
IA Finance Authority
	Single Family Mortgage,
	Series F,
	Guarantor: GNMA
	5.550% 01/01/16	825,000	846,714
ME State Housing Authority
	Series C-1,
	5.700% 11/15/15	1,705,000	1,794,103
NC Housing Finance Authority
	Single Family Revenue,
	Series Y,
	6.300% 09/01/15	355,000	362,526
NH State Housing Finance Authority
	Single Family Mortgage Project,
	Series B,
	Insured: FHA
	5.850% 07/01/10	315,000	317,643
NM Mortgage Finance Authority
	Single Family Mortgage,
	Series B-3,
	Guarantor: GNMA
	5.500% 07/01/28	590,000	609,435
WV State Housing Development Fund
	Housing Finance,
	Series A,
	5.550% 11/01/10	300,000	300,000
	Single Family Total		4,230,421
	HOUSING TOTAL		9,074,560
INDUSTRIALS – 0.2%
Other Industrial Development Bonds – 0.2%
MI State Strategic Fund Limited
	Obligation Revenue,
	NSF International Project,
	5.000% 08/01/13	820,000	885,034
	Other Industrial Development Bonds Total		885,034
	INDUSTRIALS TOTAL		885,034
OTHER – 24.2%
Pool/Bond Bank – 5.1%
DE Valley Pennsylvania
	Regional Finance Authority:

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	Local Government Revenue,
	Series B,
	5.750% 07/01/17	2,000,000	2,329,140
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,310,680
IN Indianapolis Local Public Improvement Bond Bank
	Series D,
	6.500% 02/01/06	2,100,000	2,184,189
KS State Development Finance Authority Revenue
	Water Pollution Control,
	5.500% 05/01/14	1,000,000	1,157,420
MA State Water Pollution Abatement Trust
	Massachusetts Water Resource Authority Program,
	Series A,
	6.000% 08/01/19	2,500,000	3,083,550
ME Municipal Bond Bank Revenue
	Series A:
	5.375% 11/01/16	355,000	397,177
	Insured: FSA
	5.250% 11/01/08	855,000	933,275
	Series D,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,131,480
NY State Dormitory Authority Revenue
	School District Financing,
	Series A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,733,753
NY State Environmental Facilities Corp.
	Pollution Control Revenue:
	State Water,
	Series A,
	Pre-refunded Escrowed to Maturity,
	5.750% 06/15/09	10,000	11,209
	Un-refunded,
	6.300% 05/15/05	270,000	273,297
OH State Water Development Authority
	Pollution Control Revenue,
	5.250% 06/01/18	5,535,000	6,148,887
VA State Public School Authority
	School Financing,
	Series A,
	5.000% 08/01/17	3,500,000	3,812,865
	Pool/Bond Bank Total		26,506,922
Refunded/Escrowed(b) – 19.1%
AZ Maricopa County Hospital Revenue
	Samaritan Health Services,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Pre-refunded Escrowed to Maturity,
	7.625% 01/01/08	965,000	1,037,848
CO Department of Transportation
	Revenue Anticipation Notes:
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/12	2,750,000	3,166,817
	6.000% 06/15/15	2,750,000	3,166,817
CO Lower River Authority
	Junior Lien, 5th Supplement,
	Pre-refunded Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,407,398
CT State Special Obligation Revenue
	Transportation Infrastructure:
	Series A:
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,130,880
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,720,914
	Series B,
	Pre-refunded 10/01/06,
	Insured: MBIA
	5.500% 10/01/12	2,750,000	2,916,650
GA Atlanta Airport Facilities Revenue
	Pre-refunded Escrowed to Maturity,
	Insured: AMBAC
	6.500% 01/01/07	4,000,000	4,289,720
GA Atlanta Airport Revenue
	Series A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	3,068,377
GA Atlanta Water & Wastewater Revenue
	Series A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,754,066
GA Municipal Electric Authority Power Revenue
	Series Y,
	Pre-refunded Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	195,753
GA State
	Series D:
	GO:
	Pre-refunded 11/01/09,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)

	5.800% 11/01/10	3,000,000	3,446,640
	5.800% 11/01/12	4,000,000	4,595,520
HI Honolulu City & County
	Series A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	6.000% 11/01/10	135,000	156,028
IL Chicago Board of Education
	GO,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,476,384
IL Cook County
	GO,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	7.250% 11/01/07	1,000,000	1,048,710
IN State Toll Road Commission Revenue
	Pre-refunded Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	3,076,954
KS State Department of Highway Transportation
	Pre-refunded Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,826,338
MA Bay Transportation Authority Revenue
	General Transportation Systems,
	Series A,
	7.000% 03/01/07	55,000	60,071
	Special Assessment,:
	Series A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	3,125,402
MA Consumer Loan
	Series B,
	Pre-refunded 06/01/07,
	Insured: FGIC
	5.125% 06/01/12	1,500,000	1,604,220
MA State Construction Lien
	Series B:
	GO:
	Pre-refunded 06/01/10,

	5.250% 06/01/17	1,500,000	1,655,025
	Series C,
	GO,
	Pre-refunded 12/01/11,

	5.375% 12/01/16	3,000,000	3,373,410
MA State Health & Educational Facilities Authority

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	Daughters of Charity/Carney Hospital,
	Series D,
	Pre-refunded 07/01/06,
	6.000% 07/01/09	1,000,000	1,030,360
NC State Public Improvement
	Series A,
	GO,
	Pre-refunded 03/01/09,
	5.250% 03/01/12	2,500,000	2,772,300
NH Municipal Bond Bank
	Series B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	833,220
NJ State Turnpike Authority Revenue
	Series A:
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,386,130
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	6.000% 01/01/11	875,000	1,011,185
NV Clark County School District
	Series A,
	GO,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	727,862
NY City
	Series I,
	GO,
	Pre-refunded 04/15/07,
	6.000% 04/15/09	280,000	304,268
NY Metropolitan Transportation Authority Revenue
	Commuter Facilities:
	Series A:
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.750% 07/01/11	1,000,000	1,102,670
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,740,237
	Series O,
	Pre-refunded Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,175,690
	Dedicated Tax Fund,
	Series C-1,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.250% 07/01/17	2,165,000	2,362,015

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)

NY Metropolitan Transportation Authority Transportation Facilities Revenue
	Service Contract,
	Series R,
	Pre-refunded Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,908,797
NY New York City
	Series A,
	GO,
	Pre-refunded 08/01/09,
	6.250% 08/01/09	120,000	128,670
NY State Environmental Facilities Corp.
	Pollution Control Revenue:
	State Water,
	Pre-refunded Escrowed to Maturity,
	5.750% 06/15/09	50,000	56,149
	Series A,
	5.750% 06/15/09	440,000	494,111
NY State Thruway Authority
	Local Highway & Bridge,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,126,030
OH Forest Hills School District
	GO,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,692,563
OH State Higher Education Capital Facilities
	Series B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,127,620
OH State Infrastructure Improvement
	GO,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,130,080
	Series A,
	GO,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,596,282
OR State Department of Transportation
	Highway Revenue,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,286,760
PA Elizabeth Forward School District
	Capital Appreciation,
	Series B,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	GO,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	(c) 09/01/21	2,210,000	1,041,242
PA Philadelphia School District
	Series A,
	GO,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,144,080
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Pre-refunded Escrowed to Maturity,
	Insured: FGIC
	6.125% 01/01/07	335,000	358,102
WA Seattle Municipal Light & Power Revenue
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,622,069
WA State
	Series AT-5,
	GO,
	Pre-refunded Escrowed to Maturity,
	(c) 08/01/07	2,390,000	2,241,246
WI Milwaukee County
	Series A, GO,
	Pre-refunded Escrowed to Maturity,
	5.000% 10/01/07	1,550,000	1,649,309
WI State Transportation Revenue
	Series B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,222,444
WI State
	Series C,
	GO,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,210,400
	Series D,
	GO,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,267,080
WV State Hospital Finance Authority Revenue
	Charleston Medical Center,
	Un-refunded,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
	6.750% 09/01/22	1,105,000	1,320,851
	Refunded/Escrowed Total		98,369,764
	OTHER TOTAL		124,876,686
OTHER REVENUE – 0.8%
Recreation – 0.8%
FL State Board of Education Lottery Revenue
	Series A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,975,296
OR State Department of Administrative Services Lottery Revenue
	Series B,
	Insured: FSA
	5.250% 04/01/15	1,000,000	1,095,070
	Recreation Total		4,070,366
	OTHER REVENUE TOTAL		4,070,366
RESOURCE RECOVERY – 0.4%

Disposal – 0.0%
MA State Industrial Finance Agency Solid Waste Disposal Revenue
	Peabody Monofill Associates, Inc. Project,
	9.000% 09/01/05	15,000	15,217
	Disposal Total		15,217
Resource Recovery – 0.4%
NJ Bergen County Utility Authority
	Series A,
	Insured: FGIC
	6.250% 06/15/06	2,000,000	2,105,040
	Resource Recovery Total		2,105,040
	RESOURCE RECOVERY TOTAL		2,120,257
TAX-BACKED – 42.5%
Local Appropriated – 1.6%
AZ University of Arizona
	Certificates of Participation,
	Series A,
	Insured: AMBAC
	5.500% 06/01/15	500,000	561,755
CA San Bernardino County
	Certificates of Participation,
	Justice Center Airport Improvements,
	Series A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,112,410
FL Hillsborough County School Board
	Master Lease Program,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Certificates of Participation,
	Series A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,308,060
SC Berkeley County School District
	Installment Lease Revenue,
	Securing Assets for Education,
	5.250% 12/01/18	1,000,000	1,077,530
SC Dorchester County School District No. 002
	Installment Purpose Revenue,
	Growth Remedy Opportunity Tax Hike,
	5.250% 12/01/17	2,000,000	2,186,180
SC Greenville County School District
	Building Equity Sooner Tomorrow,
	5.875% 12/01/17	1,000,000	1,139,540
	Local Appropriated Total		8,385,475
Local General Obligations – 12.0%
AL Birmingham
	Series A, GO,
	5.250% 05/01/17	2,000,000	2,221,660
AZ Maricopa County
	Unified School District No. 097,
	Deer Valley,
	Series A,
	GO,
	Insured: MBIA
	6.250% 07/01/06	1,750,000	1,844,500
	Unified School District No. 69,
	Paradise Valley,
	Insured: MBIA
	6.350% 07/01/10	500,000	582,770
AZ Tempe High School District No. 213
	GO,
	Insured: FGIC
	7.000% 07/01/08	500,000	569,180
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(c) 11/01/14	300,000	202,599
CA Natomas Unified School District
	Series 1999,
	GO,
	Insured: MBIA
	5.850% 03/01/15	250,000	297,835
CA Union City Elementary School District
	Capital Appreciation,
	Series A, GO,
	Insured: FGIC

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(c) 09/01/20	1,000,000	491,530
CO Adams County School District No. 012
	Series A,
	GO,
	Insured: MBIA
	(c) 12/15/12	1,300,000	963,911
CO Jefferson County, School District No. R-001
	GO,
	Insured: MBIA
	5.500% 12/15/06	500,000	528,330
HI Honolulu City & County
	Series A:
	GO,
	7.350% 07/01/06	1,000,000	1,067,210
	Un-refunded,
	Insured: MBIA
	6.000% 11/01/10	365,000	421,082
IL Chicago Board of Education Chicago School Reform
	GO,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,504,775
IL Chicago
	Series C, GO,
	Insured: FGIC
	5.750% 01/01/13	500,000	566,610
IL Kendall Kane County Community Unified School District No. 115
	Yorkville,
	Capital Appreciation, GO,
	Insured: FGIC
	(c) 01/01/17	3,650,000	2,162,333
KS Shawnee County School District No. 437
	Auburn-Washburn,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,758,845
KS Wyandotte County School District No. 204
	Bonner Springs,
	Series A,
	Insured: FSA
	6.375% 09/01/11	500,000	593,155
KY State Turnpike Authority
	Economic Development Revenue,
	Revitalization Project,
	Series A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,150,980
LA Orleans Levee District
	Trust Receipts,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series A,
	Insured: FSA
	5.950% 11/01/07	2,200,000	2,330,680
MI Detroit City School District
	School Building & Site Improvement,
	Series B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,243,780
MN Elk River Independent School District No. 728
	Series A,
	GO,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,166,720
MS Berkley City School District
	GO,
	Insured: FGIC
	7.000% 01/01/09	500,000	577,370
ND West Fargo Public School District No. 006
	GO,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,974,112
NY New York City
	Series A:
	7.000% 08/01/06	850,000	905,020
	GO,
	6.250% 08/01/09	2,930,000	3,120,391
	Series D,
	GO,
	5.625% 06/01/14	2,500,000	2,793,375
	Series E,
	GO,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,139,110
	Series F,
	GO,
	5.750% 02/01/10	5,000	5,221
	Series G:
	GO,
	5.750% 08/01/18	1,000,000	1,128,870
	Insured: MBIA
	5.625% 08/01/13	2,500,000	2,850,600
	Series I,
	GO,
	6.000% 04/15/09	720,000	773,755
OH London City School District
	School Facilities Construction & Improvement,
	GO,
	Insured: FGIC

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Intermediate Tax-Exempt Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 12/01/15	375,000	425,820
OH Marion City School District
	School Facilities Construction & Improvement,
	GO,
	Insured: FSA
	6.500% 12/01/14	500,000	621,170
OH Strongsville
	GO,
	6.000% 12/01/06	345,000	360,756
OR Linn County Community School District No. 9
	Lebanon,
	GO,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,238,440
OR Washington County
	GO,
	5.250% 06/01/07	825,000	876,662
PA Westmoreland County
	Capital Appreciation,
	GO,
	Insured: FGIC
	(c) 12/01/18	1,000,000	544,570
SC Charleston County School District
	GO,
	5.000% 02/01/14	850,000	933,037
TX Comal Independent School District
	School Building,
	GO,
	Insured: PSFG
	5.500% 02/01/14	1,000,000	1,120,720
TX Katy Independent School District
	Capital Appreciation,
	Insured: PSFG
	(c) 08/15/11	1,775,000	1,408,889
TX San Antonio Independent School District
	Series B,
	GO,
	Insured: PSFG
	(c) 08/15/11	3,500,000	2,774,555
TX Spring Branch Independent School District
	GO,
	Insured: PSFG
	5.375% 02/01/18	2,785,000	3,074,919
VA Richmond
	GO,
	Insured: FSA
	5.125% 01/15/07	3,000,000	3,155,040
	Series A,
	GO,
	Insured: FSA

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 07/15/12	1,000,000	1,129,840
WA Clark County School District No. 37
	Vancouver,
	Series C,
	Insured: FGIC
	(c) 12/01/16	1,000,000	602,770
WA Seattle
	Series A, GO,
	5.500% 03/01/11	1,370,000	1,549,114
	Local General Obligations Total		61,752,611
Special Non-Property Tax – 9.9%
CA State Economic Recovery
	Series A, GO,
	Insured: MBIA
	5.000% 07/01/11	1,500,000	1,671,105
CO Department of Transportation
	Revenue Anticipation Notes:
	Insured: MBIA
	5.500% 06/15/14	3,000,000	3,473,700
	5.500% 06/15/15	1,000,000	1,161,510
CT State Special Obligation Revenue
	Transportation Infrastructure,
	Series B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,125,580
DC Convention Center Authority
	Dedicated Tax Revenue,
	Senior Lien,
	Insured: AMBAC
	5.250% 10/01/14	5,620,000	6,100,004
FL Orange County
	Tourist Development Tax Revenue,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,273,660
FL State Department of Environmental Protection
	Preservation Revenue,
	Series A,
	Insured: FGIC
	5.750% 07/01/08	2,900,000	3,195,742
FL Tampa Bay Utility Tax & Special Revenue
	Insured: AMBAC
	6.000% 10/01/08	1,000,000	1,115,910
GA Atlanta Metropolitan Rapid Transportation Authority
	Sales Tax Revenue,
	Series A,
	Insured: MBIA

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	6.250% 07/01/10	1,000,000	1,159,710
IL Metropolitan Pier & Exposition Authority
	Dedicated Tax,
	Un-refunded,
	7.250% 06/15/05	60,000	61,090
IL State Sales Tax Revenue
	Second Series,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,155,890
IL State
	Dedicated Tax Capital Appreciation,
	Civic Center,
	Series B,
	Insured: AMBAC
	(c) 12/15/17	2,540,000	1,452,347
MA Bay Transportation Authority Revenue
	General Transportation Systems,
	Series A,
	Un-refunded,
	5.750% 07/01/14	250,000	281,997
MD State Department of Transportation Revenue
	County Transportation,
	5.500% 02/01/15	3,750,000	4,360,013
MI State Trunk Line Revenue
	Series A,
	5.250% 11/01/10	1,500,000	1,674,105
	5.500% 11/01/16	2,000,000	2,338,320
NJ Economic Development Authority
	Cigarette Tax,
	5.375% 06/15/15	4,000,000	4,374,080
NM Dona Ana County
	Gross Receipt Tax Revenue,
	Insured: AMBAC
	5.500% 06/01/16	750,000	873,255
NY New York City
	Transitional Finance Authority Revenue,
	Series A,
	5.500% 11/15/16	1,500,000	1,692,000
NY Metropolitan Transportation Authority Revenue
	Dedicated Tax Fund:
	Series A:
	Insured: FGIC
	5.250% 11/15/16	3,000,000	3,440,850
	5.250% 11/15/17	4,000,000	4,600,480
NY State Local Government Assistance Corporation
	Series C,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	6.000% 04/01/12	150,000	172,676
PR Commonwealth of Puerto Rico Highway & Transportation
	Series E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,150,040
TX Houston Hotel Occupancy Tax & Special Revenue
	Capital Appreciation,
	Series B,
	Insured: AMBAC
	(c) 09/01/17	2,000,000	1,152,340
	Special Non-Property Tax Total		51,056,404
Special Property Tax – 0.8%
CA Oceanside Community Development
	Tax Allocation,
	Downtown Redevelopment Project,
	5.200% 09/01/17	1,000,000	1,047,310
MO State Development Finance Board
	Midtown Redevelopment Project,
	Series 2000 A,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,272,800
OR Portland Airport Way
	Urban Renewal & Redevelopment,
	Tax Increment,
	Series A,
	Insured: AMBAC
	6.000% 06/15/15	750,000	855,308
	Special Property Tax Total		4,175,418
State Appropriated – 8.4%
AZ State
	Certificates of Participation,
	Series B,
	Insured: FSA
	5.375% 09/01/08	2,000,000	2,180,580
CA State Public Works Board Lease Revenue
	Department of Corrections,
	Series C,
	5.500% 06/01/18	1,500,000	1,681,380
ME Governmental Facilities Authority
	Lease Rental Revenue,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,123,570
MI State Building Authority Revenue
	Facilities Program,
	Series II,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,089,410

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NJ Economic Development Authority
	School Facilities,:
	Series A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,150,590
	Series K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,932,575
NJ State Transportation Trust Fund Authority
	Transportation System:
	Series A,
	5.625% 06/15/14	2,000,000	2,299,400
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,768,853
	Series B,
	Insured: MBIA
	5.250% 12/15/14	3,500,000	3,958,080
	Series C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,328,560
	Un-refunded,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,167,240
NY State Dormitory Authority Revenue
	City University System:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,447,900
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,848,800
	Insured: FSA
	5.625% 07/01/16	500,000	584,880
	Series B,
	Insured: AMBAC
	5.250% 11/15/26(a)	1,000,000	1,111,400
	State University Educational Facilities,
	Series A,
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,508,680
NY State
	Urban Development Corp. Revenue,
	5.750% 04/01/11	500,000	568,270
PR Public Finance Corp.

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series A,
	Insured: AMBAC
	5.250% 08/01/30(a)	3,000,000	3,345,120
WV School Building Authority
	Capital Improvement,
	Insured: AMBAC
	5.500% 07/01/11	2,000,000	2,172,040
	State Appropriated Total		43,267,328
State General Obligations – 9.8%
CA State
	GO:
	5.000% 02/01/20	750,000	806,220
	5.000% 04/01/11	2,000,000	2,195,820
	5.250% 11/01/18	1,000,000	1,104,670
GA State
	Series B:
	GO:
	5.750% 08/01/08	1,000,000	1,105,190
	5.750% 08/01/10	2,000,000	2,285,880
HI State
	Series CU,
	GO,
	Insured: MBIA
	5.750% 10/01/08	1,815,000	2,007,608
MA Bay Transportation Authority Revenue
	General Transportation Systems:
	Series A:
	Insured: MBIA
	5.500% 03/01/12	1,290,000	1,469,671
	5.500% 03/01/14	750,000	864,127
	7.000% 03/01/21	5,750,000	7,502,370
	Pre-refunded Escrowed to Maturity,
	7.000% 03/01/07	2,195,000	2,390,355
	Series C,
	5.500% 03/01/08	1,000,000	1,082,900

MA State
	Series C, GO,
	5.250% 08/01/17	1,775,000	2,010,294
	Series D, GO,
	5.500% 10/01/17	5,000,000	5,798,800
MI State

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	GO,
	5.500% 12/01/15	1,250,000	1,464,125
MN State
	GO,
	5.500% 11/01/13	1,000,000	1,120,040
MS State
	Series A, GO:
	5.500% 12/01/14	3,000,000	3,485,370
	5.250% 11/01/14	1,000,000	1,140,520
NV State Capital Improvement & Cultural Affairs
	Series A,
	GO:
	5.500% 02/01/11	1,000,000	1,104,280
	5.500% 02/01/18	1,500,000	1,653,675
OH State Higher Education
	Capital Facilities,
	Series A,
	5.125% 02/01/09	2,495,000	2,718,602
PA State
	GO:
	5.000% 02/01/09	2,000,000	2,168,240
	5.500% 02/01/15	2,500,000	2,906,675
PR Commonwealth of Puerto Rico Public Improvements
	Series C,
	Insured: MBIA
	5.000% 07/01/28(a)	1,000,000	1,075,240
WA State
	Series A,
	GO,
	5.625% 07/01/13	1,000,000	1,118,110
	State General Obligations Total		50,578,782
	TAX-BACKED TOTAL		219,216,018
TRANSPORTATION – 5.8%
Airports – 0.4%
CO Denver City & County Airport Revenue
	Series A,
	Insured: MBIA
	5.500% 11/15/25	2,000,000	2,108,920
	Airports Total		2,108,920
Ports – 0.6%
WA Port of Seattle
	Series A:
	Insured: FGIC
	6.000% 10/01/08	250,000	272,052
	Insured: MBIA

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Ports – (continued)
	5.500% 02/01/26	2,625,000	2,869,125
	Ports Total		3,141,177
Toll Facilities – 4.1%
CO E-470 Public Highway Authority Revenue
	Series B,
	Insured: MBIA
	(c) 09/01/18	1,500,000	820,635
NJ State Turnpike Authority Revenue
	Series A,
	Insured: MBIA
	6.000% 01/01/13	1,200,000	1,416,744
	Un-refunded,
	Series A,
	Insured: MBIA

	6.000% 01/01/11	2,125,000	2,456,968
NY State Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,413,554
NY Triborough Bridge & Tunnel Authority
	General Purpose,
	Series B,
	5.000% 11/15/09	2,000,000	2,182,240
OH State Turnpike Commission
	Turnpike Revenue:
	Series A:
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,360,440
	5.500% 02/15/24	1,000,000	1,179,380
PA State Turnpike
	Series S,
	5.500% 06/01/15	1,000,000	1,126,250
TX State Turnpike Authority
	Central Texas Turnpike System Revenue,
	Second Tier, Building Anticipation Notes,
	5.000% 06/01/08	7,000,000	7,500,430
	Toll Facilities Total		21,456,641
Transportation – 0.7%
DC Metropolitan Area Transit Authority
	Gross Revenue,
	Insured: FGIC
	6.000% 07/01/07	250,000	270,635
IN Transportation Finance Authority
	Highway Revenue,

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.750% 12/01/14	2,485,000	2,805,118
MA State Federal Highway
	Grant Anticipation Notes,
	Series A,
	5.750% 06/15/13	350,000	396,298
	Transportation Total		3,472,051
	TRANSPORTATION TOTAL		30,178,789
UTILITY – 14.2%
Investor Owned – 1.7%
FL Hillsborough County
	Industrial Development Authority,
	Pollution Control Revenue,
	Tampa Electric Co.,
	4.000% 05/15/18(a)	1,000,000	1,016,350
NH State Business Finance Authority
	Pollution Control Revenue,
	Public Service Co. Project, N.H. Project,
	Series C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,673,205
TX San Antonio
	Electric & Gas,
	5.375% 02/01/14	2,500,000	2,850,325
WY Lincoln County
	Pollution Control Revenue,
	Pacificorp,
	3.400% 01/01/16(a)	3,075,000	3,029,736
	Investor Owned Total		8,569,616
Joint Power Authority – 3.4%
AZ Salt River Project
	Agricultural Improvement & Power District,
	Electric System Revenue,
	Series C,
	5.000% 01/01/12	1,000,000	1,109,560
GA Municipal Electric Authority
	Power Revenue,
	Series Y, Un-refunded,
	Insured: AMBAC
	6.400% 01/01/13	4,250,000	4,991,285
NC Eastern Municipal Power Agency
	Power System Revenue:
	Series B,
	6.125% 01/01/09	2,000,000	2,195,140
	Series C,
	5.500% 01/01/07	415,000	433,779
SC Piedmont Municipal Power Agency
	Electric Revenue,
	Series A,
	Un-refunded,
	Insured: FGIC

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Joint Power Authority – (continued)
	6.125% 01/01/07	2,015,000	2,144,968
TX Municipal Power Agency
	Un-refunded,
	Insured: MBIA
	(c) 09/01/15	250,000	160,910
UT Assessed Municipal Power System Revenue
	Payson Power Project,
	Series A,
	Insured: FSA
	5.000% 04/01/12	1,250,000	1,382,900
WA Energy NorthWest Electric Revenue
	Project Number 1,
	Series A,
	Insured: MBIA
	5.500% 07/01/16	4,675,000	5,232,400
	Joint Power Authority Total		17,650,942
Municipal Electric – 3.3%
CA State Department of Water Resources
	Power Supply Revenue,
	Series A,
	Insured: MBIA
	5.250% 05/01/10	5,000,000	5,567,400
MI Public Power Agency Revenue
	Belle River Project,
	Series A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,135,250
MN Northern Municipal Power Agency
	Electric System,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,743,731
OK Grand River Dam Authority Revenue
	Series A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,110,570
PR Electric Power Authority
	Series BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,548,430
	Series KK,
	Insured: FSA
	5.250% 07/01/12	1,000,000	1,133,660
TX Lower Colorado River Authority Revenue
	Series A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,652,475
	Municipal Electric Total		16,891,516

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – 5.8%
AZ Central Water Conservation District Contract Revenue
	Central Arizona Project,
	Series A,
	5.500% 11/01/08	250,000	274,822
AZ Phoenix Civic Improvement
	Wastewater System Revenue,
	Junior Lien,
	Insured: FGIC
	5.250% 07/01/08	1,130,000	1,224,570
CA State Department of Water Resources
	Central Valley Project,
	Series X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,170,320
DE State Economic Development Authority Revenue
	Water Development, Wilmington Suburban,
	Series B,
	6.450% 12/01/07	1,165,000	1,272,366
FL Tallahassee Consolidated Utility Systems
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,228,529
GA Columbus Water & Sewer Revenue
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,097,300
GA De Kalb County
	Water & Sewer Revenue,
	6.250% 10/01/06	2,000,000	2,124,980
IL Chicago Water Revenue
	Insured: FGIC
	6.500% 11/01/09	2,155,000	2,486,482
IN Bond Bank Revenue
	State Revolving Fund Program,
	Series A,
	5.375% 02/01/13	1,910,000	2,161,280
MA State Water Resource Authority
	Series B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,159,030
NC Charlotte Water & Sewer System Revenue
	Series A,
	5.000% 07/01/09	1,000,000	1,091,650
OH Cleveland Waterworks Revenue
	First Mortgage,
	Series G,
	Insured: MBIA
	5.500% 01/01/13	750,000	837,660
TN Metropolitan Government of Nashville & Davidson County

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – (continued)
	Water & Sewer Revenue,
	GO,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	3,181,420
TX Houston Water & Sewer System
	Junior Lien:
	Series C,
	Insured: AMBAC

	(c) 12/01/11	4,000,000	3,133,920
	Insured: FSA

	5.500% 12/01/17	4,720,000	5,325,765
TX Houston Water Conveyance System Contract
	Certificates of Participation,
	Series J,
	Insured: AMBAC
	6.125% 12/15/06	1,000,000	1,064,430
WA Seattle
	Water System Revenue,
	5.375% 08/01/09	250,000	271,165
	Water & Sewer Total		30,105,689
	UTILITY TOTAL		73,217,763

	Total Municipal Bonds (cost of $465,187,715)		504,775,010

		Shares
Investment Company – 0.2%
	Dreyfus Tax Exempt Cash Management Fund	900,000	900,000

	Total Investment Company (cost of $900,000)		900,000

		Par ($)
Short-Term Obligations – 1.3%
VARIABLE RATE DEMAND NOTES(d) – 1.3%
FL Alachua County Health Facilities Authority Revenue
	Continuing Care Retirement Community,
	Oak Hammock University Project,
	Series 2002 A,
	LOC: BNP Paribas
	1.900% 10/01/32	500,000	500,000
IA Higher Education Loan Authority
	Loras College,
	LOC: LaSalle Bank N.A.
	1.900% 11/01/30	400,000	400,000

		Par ($)	Value ($)*
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(d)– (continued)
IA Hills Healthcare Revenue
	Mercy Hospital Project,
	LOC: U.S. Bank N.A.
	1.900% 08/01/32	800,000	800,000

IN Health Facility Financing Authority
	Fayette Memorial Hospital Association,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	1.950% 10/01/32	1,700,000	1,700,000
	Golden Years Homestead,
	Series 2002 A,
	1.850% 06/01/25	300,000	300,000
MN Minneapolis
	Convention Center,
	1.700% 12/01/18	700,000	700,000
MO State Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,
	1.900% 09/01/30	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	1.900% 06/01/23	1,100,000	1,100,000
	Series 1992,
	1.900% 12/01/16	200,000	200,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc.,
	Series 1993,
	1.900% 08/15/20	200,000	200,000
	Series 1997,
	1.900% 04/01/10	700,000	700,000

	VARIABLE RATE DEMAND NOTES TOTAL		6,800,000

	Total Short-Term Obligations (cost of $6,800,000)		6,800,000
	Total Investments – 99.3% (cost of $472,887,715)(e)(f)		512,475,010
	Other Assets & Liabilities, Net – 0.7%		3,853,954
	Net Assets – 100.0%		516,328,964

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2005.

(e)	Cost for federal income tax purposes is $472,717,975.

(f)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$39,819,913	$(62,878)	$39,757,035

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.3%
EDUCATION – 7.9%
CT State Health & Educational Facilities Authority
	Connecticut College:
	Series C-1,
	Insured: MBIA
	5.500% 07/01/27	900,000	971,001
	Series D-1,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,406,562
	Series E:
	Insured: MBIA
	5.250% 07/01/22	400,000	443,112
	5.000% 07/01/14	500,000	551,780
	Fairfield University,
	Series I,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,165,160
	Trinity College:
	Series F,
	Insured: MBIA
	5.500% 07/01/21	500,000	594,960
	Series G,
	Insured: AMBAC
	5.000% 07/01/31	1,000,000	1,045,890
	5.500% 07/01/15	2,825,000	3,211,601
	Series H,
	Insured: MBIA
	5.000% 07/01/25	540,000	576,763
CT University of Connecticut
	Series A,
	5.250% 05/15/14	1,185,000	1,325,340
PR Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Inter-American University,
	Series A:
	Insured: MBIA
	5.250% 10/01/12	725,000	805,004
	5.375% 10/01/13	975,000	1,088,344

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
	5.500% 10/01/14	650,000	730,112
	EDUCATION TOTAL		14,915,629
HEALTH CARE – 5.1%
Continuing Care Retirement – 0.3%
CT State Development Authority
	Elim Park Baptist Home, Inc.,
	5.750% 12/01/23	500,000	526,510
	Continuing Care Retirement Total		526,510
Health Services – 0.1%
CT State Health & Educational Facilities Authority
	Village for Families & Children,
	Series A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	276,487
	Health Services Total		276,487
Hospitals – 4.7%
CT State Health & Educational Facilities Authority
	Backus (Williams W.) Hospital Issue,
	Series D,
	Insured: AMBAC
	5.625% 07/01/17	500,000	542,365
	Greenwich Hospital Issue,
	Series A,
	Insured: MBIA
	5.300% 07/01/08	750,000	791,782
	Middlesex Hospital,
	Series H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,123,505
	Special Care Hospital,
	Series B,
	Insured: ACA
	5.375% 07/01/17	1,750,000	1,818,460
	St. Raphael Hospital,
	Series H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	3,035,509
	Stamford Hospital,
	Series F,
	Insured: MBIA

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)

	5.400% 07/01/09	1,500,000	1,579,275
	Hospitals Total		8,890,896
	HEALTH CARE TOTAL		9,693,893
HOUSING – 0.6%
Single Family – 0.6%
CT State Housing Finance Authority
	Housing Mortgage Finance Program,
	Series C-1, GO,
	6.000% 11/15/10	1,010,000	1,054,622
	Single Family Total		1,054,622
	HOUSING TOTAL		1,054,622
OTHER – 18.4%
Pool/Bond Bank – 3.8%
CT State Revolving Fund
	Revenue Refunding:
	Series B,
	5.000% 10/01/12	1,000,000	1,115,720
	5.000% 10/01/13	2,500,000	2,801,950
	5.000% 10/01/14	1,000,000	1,123,820
	5.000% 10/01/15	1,000,000	1,125,410
	Revenue,
	Series A,
	5.000% 10/01/19	1,000,000	1,091,480
	Pool/Bond Bank Total		7,258,380
Refunded/Escrowed(a) – 14.6%
CT Bridgeport
	Series A:
	Insured: AMBAC
	5.450% 03/01/11	1,550,000	1,653,121
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,315,760
CT Fairfield
	GO,
	5.000% 01/01/18	1,100,000	1,192,774
	Series A, GO,
	5.000% 04/01/22	2,200,000	2,430,956
CT Monroe
	GO,
	Insured: FGIC
	5.625% 04/15/14	580,000	602,771
CT New Canaan
	GO,
	4.750% 02/01/18	500,000	537,635

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CT Seymour
	Lot B, GO,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,224,564
CT State Health & Educational Facilities Authority
	Trinity College,
	Series E,
	Insured: MBIA
	5.800% 07/01/16	2,000,000	2,133,940
CT State Special Tax Obligation
	Transportation Infrastructure,
	Series A,
	Insured: FGIC,
	5.700% 06/01/12	1,160,000	1,222,118
CT State
	Series A,
	5.250% 06/15/10	2,025,000	2,232,927
	Series A, GO:
	5.125% 03/01/10	1,000,000	1,064,270
	5.500% 04/15/19	865,000	971,905
	Series B:
	5.750% 11/01/11	1,000,000	1,136,200
	Pre-refunded Escrowed to Maturity,
	5.400% 03/15/08	10,000	10,838
	Series E,
	Pre-refunded Escrowed to Maturity,
	6.000% 03/15/12	25,000	29,294
CT University of Connecticut
	Series A:
	5.375% 04/01/13	1,000,000	1,132,790
	Insured: MBIA
	5.250% 04/01/14	1,000,000	1,068,410
CT Westport
	GO:
	5.000% 12/01/16	1,155,000	1,283,667
	5.000% 07/15/18	1,890,000	2,079,284
	5.375% 08/15/14	550,000	616,495
	5.375% 08/15/15	1,550,000	1,737,395

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series A,
	5.500% 10/01/40	1,000,000	1,102,560
	Refunded/Escrowed Total		27,779,674
	OTHER TOTAL		35,038,054
RESOURCE RECOVERY – 6.9%
CT State Resources Recovery Authority
	Bridgeport Resco Co. Project,
	Insured: MBIA
	5.000% 01/01/07	2,500,000	2,618,125
	Mid Connecticut Systems,
	Series A:
	Insured: MBIA

	5.375% 11/15/10	2,000,000	2,136,700
	5.500% 11/15/11	1,000,000	1,070,520
	5.750% 11/15/07	1,000,000	1,084,170
	6.250% 11/15/05	3,750,000	3,867,525
	6.250% 11/15/06	2,275,000	2,424,467
	RESOURCE RECOVERY TOTAL		13,201,507
TAX-BACKED - 54.9%
Local General Obligations – 26.9%
CT Bridgeport
	Series A:
	Insured: AMBAC
	6.500% 09/01/08	1,435,000	1,617,245
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,797,488
	Series C, GO,
	Insured: FSA
	4.250% 08/15/11	1,660,000	1,760,878
	Series C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,716,945
CT Cheshire
	Lot B, GO,
	4.500% 08/01/07	1,080,000	1,133,449
CT Colchester
	Lot A, GO,
	Insured: AMBAC
	5.400% 08/15/10	885,000	996,386
CT Cromwell
	GO,
	Insured: FGIC
	5.000% 06/15/11	600,000	666,756
CT Danbury
	GO,
	5.625% 02/01/13(b)	200,000	231,122
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,387,094

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED - (continued)
Local General Obligations – (continued)
CT East Haven
	Insured: MBIA
	5.000% 09/01/15	640,000	722,886
CT Easton
	GO,
	4.750% 10/15/21	855,000	892,338
CT Fairfield
	GO,
	4.500% 01/01/16	1,690,000	1,799,782
CT Farmington
	GO,
	5.000% 09/15/19	820,000	894,850
CT Hartford County
	Metropolitan District:
	GO,
	6.700% 10/01/09	250,000	292,602
	5.000% 04/01/19	1,205,000	1,312,462
CT Hartford
	GO,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,266,214
CT Montville
	GO,
	5.300% 12/01/09	370,000	411,936
CT New Haven
	Series A, GO,
	Insured: FGIC
	5.250% 11/01/16	2,000,000	2,245,920
	Series B, GO:
	Insured: FGIC
	5.375% 11/01/12	1,000,000	1,139,580
	5.000% 11/01/10	1,000,000	1,104,080
	Series C, GO,
	Insured: MBIA
	5.000% 11/01/18	2,000,000	2,178,840
CT New London
	Series C, GO,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,405,571
CT New Milford
	GO,
	5.500% 08/01/08	250,000	274,220
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,154,939
CT Norwalk
	GO,
	4.000% 07/15/09	1,000,000	1,051,810

6

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED - (continued)
Local General Obligations – (continued)
	Series B, GO,
	5.000% 08/01/11	1,535,000	1,707,611
CT Regional School District No. 15
	Insured: FGIC
	5.000% 02/01/15	1,105,000	1,243,545
	5.000% 02/01/16	1,025,000	1,155,390
CT Ridgefield
	Lot A, GO,
	5.000% 03/01/12	1,725,000	1,923,824
CT Stamford
	GO,
	5.000% 08/15/19	1,000,000	1,093,220
	Series B, GO:
	5.250% 08/15/16	1,650,000	1,906,889
	5.250% 08/15/17	1,125,000	1,303,571
CT Torrington
	GO,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,426,438
CT Watertown
	Insured: MBIA
	5.000% 08/01/17(c)	1,060,000	1,189,013
CT West Hartford
	GO,
	6.000% 05/01/07	100,000	107,789
	Series C, GO,
	5.000% 07/15/11	2,345,000	2,607,593
CT Westport
	GO,
	5.000% 08/15/18	1,200,000	1,320,624
CT Windham
	GO,
	Insured: MBIA
	5.000% 06/15/15	785,000	881,712
PR Municipal Finance Agency
	Series A, GO,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,079,610
	Series A,
	Insured: FSA

7

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED - (continued)
Local General Obligations – (continued)
	5.750% 08/01/12	1,500,000	1,690,965
	Local General Obligations Total		51,093,187
Special Non-Property Tax – 10.2%
CT State Special Assessment Second Injury Fund Revenue
	Series A,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,210,980
CT State Special Tax Obligation Revenue
	Series B,
	6.125% 09/01/12	400,000	465,080
CT State Special Tax Obligation
	Transportation Infrastructure:
	Series A:
	5.250% 09/01/07	1,250,000	1,335,350
	5.375% 09/01/08	750,000	819,060
	Insured: FGIC

	5.500% 10/01/12	3,250,000	3,728,302
	5.250% 10/01/14	2,100,000	2,290,827
	Series B,
	Insured: FGIC

	5.000% 01/01/23	800,000	858,856
NJ Economic Development Authority
	Cigarette Tax,
	5.500% 06/15/24	1,000,000	1,048,030
OH Hamilton County Sales Tax Revenue
	Series B,
	Insured: AMBAC
	(d) 12/01/28	3,000,000	945,900
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,846,977
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series A,
	Insured: AMBAC
	5.250% 07/01/10	2,500,000	2,723,500
	Special Non-Property Tax Total		19,272,862

8

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – 6.2%
CT State
	Certificates of Participation,
	Juvenile Training School,
	5.250% 12/15/14	1,565,000	1,746,837
CT University of Connecticut
	Series A:
	5.000% 04/01/10	1,085,000	1,191,645
	Series A, GO:
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,203,820
	Insured: MBIA
	5.000% 01/15/12	4,000,000	4,449,680
	5.000% 01/15/13	2,000,000	2,235,720
	State Appropriated Total		11,827,702
State General Obligations – 11.6%
CT State
	GO,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,750,170
	Series A, GO,
	5.250% 03/15/14	2,500,000	2,703,475
	Series B,
	Un-refunded,
	5.400% 03/15/08	390,000	422,362
	Series C,
	5.375% 12/15/10	1,000,000	1,124,900
	Series E, GO:
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,084,700
	Un-refunded,
	6.000% 03/15/12	975,000	1,143,939
PR Commonwealth of Puerto Rico
	Capital Appreciation, GO,
	Insured: MBIA
	(d) 07/01/14	4,500,000	3,139,470
	GO,
	Insured: MBIA
	6.000% 07/01/16	1,000,000	1,219,870
	Public Improvement, GO:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,395,575
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,449,220
	Public Improvement,
	Series A, GO,
	Insured: FGIC

	5.500% 07/01/20	3,000,000	3,571,410
	Series A, GO,

9

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.000% 07/01/30(e)	1,000,000	1,076,890
	State General Obligations Total		22,081,981
	TAX-BACKED TOTAL		106,482,444
TRANSPORTATION – 1.2%
Toll Facilities – 1.2%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,206,712
	Toll Facilities Total		2,206,712
	TRANSPORTATION TOTAL		2,206,712
UTILITY – 3.3%
Investor Owned – 1.1%
CT State Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series A,
	5.850% 09/01/28	2,000,000	2,138,640
	Investor Owned Total		2,138,640
Municipal Electric – 0.6%
PR Electric Power Authority
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,159,780
	Municipal Electric Total		1,159,780
Water & Sewer – 1.6%
CT State Clean Water Fund
	5.250% 07/15/11	1,500,000	1,655,865
	6.000% 10/01/12	1,200,000	1,406,293
	Water & Sewer Total		3,062,158
	UTILITY TOTAL		6,360,578
	Total Municipal Bonds (cost of $176,116,524)		186,746,727

10

		Par ($)	Value ($)*
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES(f) – 0.9%
FL Alachua County Health Facilities Authority Revenue
	Continuing Care Retirement Community,
	Oak Hammock University Project,
	Series 2002 A,
	LOC: BNP Paribas
	1.830% 10/01/32	100,000	100,000
IL Health Facilities Authority Revenue
	OSF Healthcare System,
	Series A, Series 2002,
	1.830% 11/15/27	200,000	200,000
IN State Educational Facilities Authority
	Educational Facilities,
	DePauw University,
	LOC: Northern Trust Company,
	1.830% 07/01/32	100,000	100,000
MN State Higher Education Facilities Authority
	St. Olaf College,
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank,
	1.830% 10/01/32	100,000	100,000
MO State Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,
	1.830% 09/01/30	600,000	600,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc.,
	Series 1993,
	1.830% 08/15/20	600,000	600,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,700,000
	Total Short-Term Obligations (cost of $1,700,000)		1,700,000
	Total Investments – 99.2% (cost of $177,816,524)(g)(h)		188,446,727
	Other Assets & Liabilities, Net – 0.8%		1,460,901
	Net Assets – 100.0%		189,907,628

11

Notes to Investment Portfolio:

*

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	A portion of the security with a market value of $179,120 is pledged as collateral for open futures contracts.
(c)	Security purchased on a delayed delivery basis.
(d)	Zero coupon bond. The rate shown represents the annualized yield at the date of purchase.
(e)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.
(f)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2005.

(g)	Cost for federal income tax purposes is $177,805,164.
(h)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$10,749,687	$(108,124)	$10,641,563

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

At January 31, 2005, the Fund held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

10-Year U.S. Treasury Notes	53	$5,950,078	$5,859,477	Mar-2005	$(90,601)

12

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.5%
EDUCATION – 14.6%
Education – 13.1%
CT State Health & Educational Facilities Authority
	Connecticut College:
	Series D-1,
	Insured: MBIA
	5.750% 07/01/30	2,000,000	2,250,500
	Series E,
	Insured: MBIA
	5.250% 07/01/22	400,000	443,112
	St. Joseph College,
	Series 1999 A,
	Insured: RAD
	5.250% 07/01/13	450,000	485,010
	Insured: RAD
	5.250% 07/01/14	475,000	511,955
	State University, Series 2003 E,
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,270,697
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,379,840
	Series 2001 G,
	Insured: AMBAC
	5.000% 07/01/21	1,000,000	1,084,250
	University Connecticut,
	Series 2000 A,
	5.250% 05/15/15	1,500,000	1,664,460
	Insured: FGIC
	5.250% 11/15/14	2,135,000	2,406,849
	5.250% 11/15/18	2,095,000	2,339,675
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,875,000	2,068,200
	Yale University:
	Series 2002 W,
	5.125% 07/01/27	2,000,000	2,129,340
	Series 2003 X-1,
	5.000% 07/01/42	2,500,000	2,595,375
	Education Total		22,629,263

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 1.5%
CT State Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	701,356
	Loomis Chaffee School,
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,915,978
	Prep School Total		2,617,334
	EDUCATION TOTAL		25,246,597
HEALTH CARE – 4.4%
Health Services – 0.2%
CT State Health & Educational Facilities Authority
	Village for Families & Children,
	Series A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	271,170
	Health Services Total		271,170
Hospitals – 2.5%
CT State Health & Educational Facilities Authority
	Catholic Health East,
	Series 1999 F,
	Insured: MBIA
	5.750% 11/15/29	1,000,000	1,119,500
	Danbury Hospital,
	Series 1991 E,
	Insured: MBIA
	6.500% 07/01/14	230,000	238,682
	Hospital For Special Care,
	Series 1997 B,
	5.375% 07/01/17	800,000	751,960
	St. Raphael Hospital,
	Series 1993 H,
	Insured: AMBAC
	5.250% 07/01/09	2,000,000	2,196,080
	Hospitals Total		4,306,222
Intermediate Care Facilities – 0.3%
CT State Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	533,940
	Intermediate Care Facilities Total		533,940

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 1.4%
CT State Development Authority
	Clintonville Manor Realty, Inc.,
	Series 1992,
	Insured: FHA
	6.750% 06/20/21	1,390,000	1,392,530
	Mary Wade Home,
	Series 1999 A,
	6.375% 12/01/18	1,000,000	1,096,730
	Nursing Homes Total		2,489,260
	HEALTH CARE TOTAL		7,600,592
HOUSING – 0.4%
Multi-Family – 0.4%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	742,853
	Multi-Family Total		742,853
	HOUSING TOTAL		742,853
INDUSTRIALS – 0.6%
Forest Products & Paper – 0.6%
CT Sprague, International Paper Co. Project
	Series 1997 A, AMT,
	5.700% 10/01/21	1,000,000	1,024,560
	Forest Products & Paper Total		1,024,560
	INDUSTRIALS TOTAL		1,024,560
OTHER – 12.7%
Other – 0.6%
CT Bradley International Airport
	Series 2000 A, AMT,
	Insured: ACA
	6.600% 07/01/24	1,000,000	1,087,360
	Other Total		1,087,360
Pool/Bond Bank – 1.7%
CT State Government
	Series 2003 A,
	5.000% 10/01/12	2,630,000	2,934,344
	Pool/Bond Bank Total		2,934,344
Refunded/Escrowed(a) – 10.4%
CT Development Authority
	Sewer Sludge Disposal Facilities,
	Series 1996, AMT,
	8.250% 12/01/06	450,000	484,785
CT New Haven
	Series 2002 A,
	Insured: AMBAC

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.250% 11/01/15	1,885,000	2,118,740
	5.250% 11/01/16	2,000,000	2,248,000
CT North Branford
	Prerefunded, 10/01/10,
	Series 2001,
	Insured: MBIA
	5.000% 10/01/15	50,000	55,569
CT Seymour
	Series 2001 B,
	Insured: MBIA
	5.250% 08/01/16	850,000	944,682
CT State Clean Water Fund
	Series 2001,
	5.500% 10/01/14	1,740,000	1,982,956
CT State Government
	Prerefunded, Series 1993 B,
	5.400% 09/15/09	25,000	27,770
	Series 1999 B,
	5.875% 11/01/15	1,250,000	1,428,337
	Series 2000 B,
	5.875% 06/15/17	1,300,000	1,485,575
CT State Health & Educational Facilities Authority
	University of Connecticut:
	Series 2000 A,
	Insured: FGIC

	5.750% 11/15/29	2,000,000	2,304,720
	Series 2002 A,
	Insured: FGIC

	5.375% 04/01/16	1,200,000	1,359,348
CT State Special Tax Obligation Revenue
	Series 2001 A,
	Insured: FSA
	5.375% 10/01/16	1,000,000	1,130,880
CT Waterbury
	Series 2002 A,
	Insured: FSA
	5.375% 04/01/16	1,655,000	1,874,767
PR Commonwealth of Puerto Rico Public Finance
	Prerefunded,
	Series 2002 E,
	Insured: AMBAC

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.500% 08/01/27	450,000	528,804
	Refunded/Escrowed Total		17,974,933
	OTHER TOTAL		21,996,637
RESOURCE RECOVERY – 1.5%
CT State Resource Recovery Authority
	American Re-Fuel Co.:
	Series 1998 A, AMT,
	Insured: MBIA

	5.125% 11/15/14	1,000,000	1,074,950
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,561,620
	RESOURCE RECOVERY TOTAL		2,636,570
TAX-BACKED – 50.7%
Local Appropriated – 1.8%
CT Naugatuck
	Series 2002 A, AMT:
	Insured: AMBAC
	5.000% 06/15/15	1,405,000	1,495,903
	Insured: AMBAC
	5.000% 06/15/16	1,475,000	1,562,512
	Local Appropriated Total		3,058,415
Local General Obligations – 29.3%
CT Branford
	Series 2001,
	Insured: MBIA
	5.000% 05/15/15	500,000	550,225
CT Bridgeport
	Series 1997 A:
	Insured: AMBAC
	6.250% 03/01/12	2,465,000	2,941,509
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,769,895
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,923,596
CT Danbury
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,387,094
	Series 1992,
	5.625% 08/15/11	690,000	793,190
	Series 1994,
	4.500% 02/01/12	1,280,000	1,386,957
	4.500% 02/01/13	1,280,000	1,389,389
CT East Hartford

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,148,380
CT East Haven
	Insured: MBIA
	5.000% 09/01/15	640,000	722,886
CT Farmington
	Series 1993
	5.700% 01/15/12	590,000	683,108
	5.700% 01/15/13	570,000	666,199
CT Granby
	Series 1993,
	Insured: MBIA
	6.500% 04/01/09	200,000	229,836
	6.550% 04/01/10	175,000	205,536
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	258,075
	Series 1993:
	5.200% 12/01/12	600,000	675,324
	5.200% 12/01/13	500,000	565,180
	5.625% 02/01/11	600,000	680,190
	5.625% 02/01/12	600,000	685,752
	5.625% 02/01/13	600,000	690,690
CT Hartford
	Series 2003,
	Insured: FSA
	5.250% 12/01/11	1,930,000	2,182,155
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	400,623
CT New Britain
	Series 1992,
	Insured: MBIA
	6.000% 02/01/08	400,000	439,856
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,312,020
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,148,870
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,240,000	2,452,979
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/20	1,475,000	1,599,210

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/13	1,645,000	1,843,042
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,157,020
CT North Branford
	Unrefunded,
	Series 2001,
	Insured: MBIA
	5.000% 10/01/15	825,000	908,069
CT Plainville
	Series 2002,
	Insured: FGIC
	5.000% 12/01/15	400,000	440,492
	5.000% 12/01/16	500,000	549,535
CT Stamford
	Series 2003:
	5.000% 07/15/11	1,560,000	1,734,689
	5.250% 07/15/12	1,000,000	1,134,080
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,178,147
CT State Regional School District
	No. 14,
	Series 1991,
	6.100% 12/15/06	285,000	304,260
CT Suffield
	Series 2001,
	Insured: MBIA
	4.750% 06/15/21	1,500,000	1,562,670
	5.125% 06/15/15	1,000,000	1,097,440
CT West Hartford
	Series 2003,
	5.000% 07/15/12	1,285,000	1,436,142
CT Westbrook
	Series 1992:
	Insured: MBIA
	6.300% 03/15/12	265,000	317,088
	6.400% 03/15/09	630,000	719,699
CT Westport
	Series 2003 A,
	4.500% 02/01/14	1,630,000	1,744,736
	Series 2003,
	5.000% 08/15/15	1,000,000	1,121,590
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 08/01/23	350,000	387,562
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,118,060
	Local General Obligations Total		50,643,045
Special Non-Property Tax – 5.4%
CT State Special Tax Obligation Revenue
	Series 1992,
	Insured: FSA
	6.125% 09/01/12	2,000,000	2,339,640
	Series 1992 B,
	6.125% 09/01/12	3,600,000	4,185,720
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,628,550
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,191,260
	Special Non-Property Tax Total		9,345,170
State Appropriated – 4.3%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	3,000,000	3,083,160
CT State Development Authority
	Series 1993 A,
	5.250% 11/15/11	750,000	822,090
CT State Health & Educational Facilities Authority
	University Connecticut,
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/16	2,000,000	2,214,300
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Unrefunded,
	Series 2002 E,
	Insured: AMBAC
	5.500% 08/01/27	1,050,000	1,241,646
	State Appropriated Total		7,361,196
State General Obligations – 9.9%
CT State Government
	Series 1990 B,
	(b) 11/15/10	1,450,000	1,198,353
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,757,580
	Series 2002 E,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Insured: FSA
	5.375% 11/15/14	2,000,000	2,261,480
	Series 2002 F,
	Insured: FSA
	5.000% 10/15/19	1,730,000	1,880,597
	Unrefunded, Series 1993 B,
	5.400% 09/15/09	2,975,000	3,299,483
CT State
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,750,170
PR Commonwealth of Puerto Rico
	Highway & Transportation Authority,
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,427,440
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,468,125
	State General Obligations Total		17,043,228
	TAX-BACKED TOTAL		87,451,054
TRANSPORTATION – 2.7%
Airports – 2.4%
CT Bradley International Airport
	Series 2001 A, AMT:
	Insured: FGIC
	5.250% 10/01/14	2,000,000	2,164,100
	5.250% 10/01/16	1,795,000	1,928,476
	Airports Total		4,092,576
Transportation – 0.3%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	576,195
	Transportation Total		576,195
	TRANSPORTATION TOTAL		4,668,771
UTILITY – 8.9%
Independent Power Producer – 0.3%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	495,000	536,689
	Independent Power Producer Total		536,689
Investor Owned – 1.9%
CT State Development Authority, Connecticut Light & Power Co.

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITY – (continued)
Investor Owned – (continued)
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,138,640
	Series 1993 B, AMT,
	5.950% 09/01/28	1,000,000	1,062,170
	Investor Owned Total		3,200,810
Municipal Electric – 4.4%
PR Commonwealth of Puerto Rico, Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,299,480
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,342,780
PR Electric Power Authority
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,899,450
	Municipal Electric Total		7,541,710
Water & Sewer – 2.3%
CT South Central Regional Water Authority
	Series 1999 15A,
	Insured: FGIC
	5.125% 08/01/29(c)	3,000,000	3,207,090
	Series 2003 A,
	Insured: MBIA
	5.250% 08/01/11	715,000	804,511
	Water & Sewer Total		4,011,601
	UTILITY TOTAL		15,290,810
	Total Municipal Bonds (cost of $154,694,693)		166,658,444
Investment Company – 0.0%
	Dreyfus Connecticut Municipal Money Market Fund	1	1
	Total Investment Company (cost of $1)		1
Short-Term Obligations – 2.6%
VARIABLE RATE DEMAND NOTES(d) – 2.6%
CA Tulare Local Health Care District
	Health Facilities,
	1.870% 12/01/32	400,000	400,000
FL Alachua Health Facilities Authority Revenue
	Oak Hammock University,
	Series 2002 A,
	1.900% 10/01/32	1,000,000	1,000,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
IL Health Facilities Authority Revenue
	OSF Healthcare System,
	Series 2002 A,
	1.900% 11/15/27	500,000	500,000
KS State Development Finance Authority
	Hays Medical Center,
	Series 2000 N,
	1.950% 05/15/26	300,000	300,000
MA State Water Resources Authority
	Multi-Modal,
	Sub-Series 2002 D,
	1.900% 08/01/17	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1992,
	1.900% 12/01/16	700,000	700,000
NY New York
	Subseries 1993 A-7,
	1.880% 08/01/20	1,200,000	1,200,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc.,
	Series 1997,
	1.900% 04/01/10	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		4,500,000
	Total Short-Term Obligations (cost of $4,500,000)		4,500,000
	Total Investments – 99.1% (cost of $159,194,694) (e)(f)		171,158,445
	Other Assets & Liabilities, Net – 0.9%		1,541,327
	Net Assets – 100.0%		172,699,772

11

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	A portion of the security with a market value of $534,515 pledged as collateral for open futures contracts.

(d)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2005.

(e)	Cost for federal income tax purposes is $158,949,760.

(f)	Unrealized appreciation and depreciation at January 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$12,237,552	$(28,867)	$12,208,685

At January 31, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Bonds 10-Year	42	$4,823,437	$4,777,731	Mar-05	$45,706

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

12

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Florida Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.6%
EDUCATION – 2.6%
Education – 2.6%
FL Broward County
	Educational Facilities Authority,
	Nova Southeastern University,
	Series B,
	5.250% 04/01/17	610,000	648,253
FL Miami-Dade County
	Educational Facilities Authority,
	University of Miami,
	Series A,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,105,150
	Education Total		1,753,403
	EDUCATION TOTAL		1,753,403
HEALTH CARE – 10.0%
Hospitals – 10.0%
FL Escambia County
	Health Facilities Authority,
	Ascension Health Credit,
	Series A,
	5.250% 11/15/14	1,000,000	1,112,790
FL Hillsborough County
	Industrial Development Authority, Hospital Revenue,
	Tampa General Hospital Project,
	Series A,
	5.000% 10/01/18	1,000,000	1,034,910
FL Lee Memorial Health System Hospital
	Series A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,145,570
FL South Broward Hospital District
	Series A,
	Insured: MBIA
	5.250% 05/01/13	1,500,000	1,682,835
FL St. Petersburg
	Health Facilities Authority
	All Children’s Hospital,
	Insured: AMBAC
	5.500% 11/15/14	1,720,000	1,925,901
	Hospitals Total		6,902,006
	HEALTH CARE TOTAL		6,902,006
INDUSTRIALS – 0.7%
Forest Products & Paper – 0.7%
FL Escambia County Pollution Control Revenue
	International Paper Co.,
	Series A,

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
	4.700% 04/01/15	500,000	514,020
	Forest Products & Paper Total		514,020
	INDUSTRIALS TOTAL		514,020
OTHER – 6.5%
Pool/Bond Bank – 3.2%
FL Gulf Breeze Revenue
	Series C,
	Insured FGIC
	5.000% 12/01/15	1,000,000	1,085,340
FL Municipal Loan Council Revenue
	Series A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,135,770
	Pool/Bond Bank Total		2,221,110
Refunded/Escrowed(a) – 3.3%
FL Miami-Dade County
	Educational Facilities Authority,
	School Board,
	Series A,
	Pre-refunded Escrowed to Maturity
	Insured: MBIA
	5.500% 05/01/10	2,000,000	2,244,200
	Refunded/Escrowed Total		2,244,200
	OTHER TOTAL		4,465,310
OTHER REVENUE – 1.7%
Recreation – 1.7%
FL State Board of Education
	Lottery Revenue,
	Series A,
	Insured: FGIC
	5.500% 07/01/12	1,000,000	1,147,200
	Recreation Total		1,147,200
	OTHER REVENUE TOTAL		1,147,200
TAX-BACKED – 46.1%
Local Appropriated – 7.2%
FL Broward County
	Certificates of Participation,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,115,830
FL Collier County School Board
	Certificates of Participation,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,650,870
FL Lee County School Board
	Certificates of Participation,

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series A,
	Insured: FSA
	5.000% 08/01/16	1,000,000	1,098,750
FL Osceola County School Board
	Series A,
	Insured: FGIC
	5.000% 06/01/17	1,000,000	1,098,510
	Local Appropriated Total		4,963,960
Local General Obligations – 9.6%
FL Broward County
	Series A, GO,
	5.250% 01/01/14	1,025,000	1,142,978
	Series B, GO,
	5.000% 01/01/07	1,000,000	1,048,980
FL Dade County
	School District, GO,
	Insured: MBIA
	6.000% 07/15/06	1,000,000	1,052,430
FL Jacksonville Sales Tax Revenue
	GO,
	Insured FGIC
	5.500% 10/01/12	1,000,000	1,150,460
FL Reedy Creek Improvement District
	Series A, GO,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,094,530
PR Municipal Finance Agency
	Series B, GO,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,115,070
	Local General Obligations Total		6,604,448
Special Non-property Tax – 17.6%
FL Brevard County
	Constitutional Fuel Tax Revenue,
	Insured: FSA
	6.000% 08/01/14	1,195,000	1,377,321
FL Lee County Capital Improvement Revenue
	Series A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,154,870
FL Osceola County Tourist Development
	Tax Revenue,
	Series A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,769,963
FL Palm Beach County
	Criminal Justice Facilities,
	Insured: FGIC
	5.375% 06/01/09	1,500,000	1,658,850

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-property Tax – (continued)
FL Pasco County Sales Tax Revenue
	Insured: AMBAC
	5.000% 12/01/16	1,240,000	1,361,446
FL Polk County Transportation Import Revenue
	Insured: FSA
	5.000% 12/01/25(b)	1,000,000	1,103,890
FL Seminole County Sales Tax Revenue
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,462,262
FL State Division of Bond Finance
	Department of Environmental Protection Preservation,
	Series 2000-B,
	Insured: FSA
	5.500% 07/01/08	2,000,000	2,188,400
	Special Non-property Tax Total		12,077,002
Special Property Tax – 1.8%
FL Hillsborough County School Board
	Sales Tax Revenue, Certificates of Participation,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,192,839
	Special Property Tax Total		1,192,839
State Appropriated – 2.5%
FL State Department of General Services
	Division of Facilities Management Revenue,
	Florida Facilities Pool,
	Series A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,731,463
	State Appropriated Total		1,731,463
State General Obligations – 7.4%
FL State Board of Education
	Capital Outlay:
	Public Education:
	Series A, GO,

	5.750% 06/01/13	1,000,000	1,136,040
	Series C, GO,
	Insured: FGIC
	5.250% 06/01/08	1,500,000	1,626,735
FL State Jacksonville Transportation
	Senior Lien, GO,
	6.000% 07/01/08	1,100,000	1,198,989
PR Public Finance Corp.
	Series A,
	Insured: AMBAC

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 08/01/30(b)	1,000,000	1,115,040
	State General Obligations Total		5,076,804
	TAX-BACKED TOTAL		31,646,516
TRANSPORTATION – 5.6%
Airports – 4.0%
FL Broward County Airport Revenue
	Insured: AMBAC
	5.000% 10/01/11	965,000	1,065,756
FL Greater Orlando Aviation Authority
	Orlando Florida Airport, Facilities Revenue,
	Series A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,664,520
	Airports Total		2,730,276
Toll Facilities – 1.6%
FL Osceola County Transportation
	Refunding & Improvement,
	Parkway Project,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,094,530
	Toll Facilities Total		1,094,530
	TRANSPORTATION TOTAL		3,824,806
UTILITIES – 23.4%
Municipal Electric – 6.3%
FL Orlando Utilities Commission
	Water & Electric, Revenue,
	Series C,
	5.250% 10/01/16	1,500,000	1,670,835
FL Port St. Lucie Utility Revenue
	Insured: MBIA
	5.000% 09/01/17	920,000	1,003,573
FL Reedy Creek Improvement District
	Series 1,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,678,664
	Municipal Electric Total		4,353,072
Water & Sewer – 17.1%
FL Boca Raton
	Water & Sewer Revenue,
	5.000% 10/01/08	1,000,000	1,084,480
FL Dade County
	Water & Sewer Systems,
	Insured: FGIC
	6.250% 10/01/06	1,000,000	1,063,000
FL Hillsborough County Utilities Lien
	Insured: AMBAC
	5.250% 08/01/07	1,000,000	1,067,500

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Holly Hill
	Water & Sewer Revenue,
	Insured: MBIA
	5.000% 10/01/15	745,000	816,915
FL Seacoast Utility Authority
	Water & Sewer Utility Systems,
	Insured: FGIC
	5.000% 03/01/08	1,000,000	1,071,970
FL State Government Utilities Authority
	Lehigh Utilities Systems,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,287,710
FL Tampa
	Water & Sewer Revenue,
	Series B,
	5.000% 07/01/10	1,000,000	1,101,910
FL Water Pollution Control Financing Co.
	5.000% 01/15/08	1,000,000	1,070,140
	5.500% 01/15/13	1,390,000	1,567,503
FL Winter Park
	Water & Sewer Revenue,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,575,075
	Water & Sewer Total		11,706,203
	UTILITIES TOTAL		16,059,275
	Total Municipal Bonds (cost of $63,201,520)		66,312,536

		Shares
Investment Company – 0.1%
	Dreyfus Tax Exempt Cash Management Fund	100,000	100,000
	Total Investment Company (cost of $100,000)		100,000

		Par ($)
Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES(c) – 2.3%
CA Tulare Local Health Care District Health Facilities,
	LOC: U.S. Bank N.A.
	1.790% 12/01/32	400,000	400,000
FL Alachua County Health Facilities Authority Revenue
	Continuing Care Retirement Community,
	Oak Hammock University Project,
	Series 2002 A,
	LOC: BNP Paribas

6

		Par ($)	Value ($)*
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
	1.830% 10/01/32	500,000	500,000
FL Orange County Florida School Board
	Certificates of Participation,
	Series 2002 B,
	Insured: MBIA
	SPA: SunTrust Bank,
	1.830% 08/01/27	500,000	500,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1992,
	1.830% 12/01/16	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,600,000

	Total Short-Term Obligations (cost of $1,600,000)		1,600,000
	Total Investments – 99.0% (cost of $64,901,520)(d)(e)		68,012,536
	Other Assets & Liabilities, Net – 1.0%		666,798
	Net Assets – 100.0%		68,679,334

	Notes to Investment Portfolio:
	*		Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	(a)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
	(b)		Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.
	(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rates shown reflect the rates as of January 31, 2005.

	(d)		Cost for federal income tax purposes is $64,901,720.
	(e)		Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$3,118,161	$(7,345)	$3,110,816

7

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 20.6%
Education – 18.8%
MA State College Building Authority Project Revenue
	Series A:
	Insured: MBIA
	5.000% 05/01/14	750,000	836,130
	5.000% 05/01/16	530,000	583,965
MA State Development Finance Agency
	Clark University,
	5.250% 07/01/16	1,445,000	1,525,443
	Hampshire College,
	5.150% 10/01/14	200,000	210,184
	Mount Holyoke College,
	5.500% 07/01/13	1,355,000	1,529,836
	Pharmacy & Allied Health Sciences,
	Series C,
	6.375% 07/01/23	1,000,000	1,116,870
	Western New England College,
	5.875% 12/01/22	600,000	635,754
MA State Health & Educational Facilities Authority
	Amherst College,
	Series G,
	5.375% 11/01/20	2,000,000	2,165,940
	Boston College,
	Series N,
	5.250% 06/01/15	1,000,000	1,107,430
	Brandeis University:
	Series I:
	Insured: MBIA
	5.250% 10/01/12	1,900,000	2,071,969
	5.250% 10/01/14	1,500,000	1,635,765
	Series J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,082,660
	Harvard University:
	Series AA,
	5.500% 01/15/09	1,980,000	2,186,177
	Series DD,
	5.000% 07/15/35	4,500,000	4,662,990
	Series P:
	5.375% 11/01/32	1,000,000	1,037,990
	5.625% 11/01/26	1,000,000	1,040,910

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Series Z,
	5.500% 01/15/11	1,000,000	1,133,360
	Massachusetts Institute of Technology:
	Series K:
	5.250% 07/01/12	1,000,000	1,133,660
	5.375% 07/01/17	2,275,000	2,658,975
	5.500% 07/01/22	1,000,000	1,195,220
	Series L,
	5.000% 07/01/11	735,000	817,033
	Series M:
	5.250% 07/01/16	500,000	576,660
	5.250% 07/01/19	610,000	707,466
	Northeastern University,
	Series G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,272,548
	Simmons College:
	Series C,
	Insured: MBIA
	5.000% 10/01/14	1,000,000	1,081,870
	Series F:
	Insured: FGIC
	5.000% 10/01/15	1,015,000	1,121,534
	5.000% 10/01/17	510,000	555,497
	Tufts University,
	Series I,
	5.500% 02/15/36	2,000,000	2,234,480
	University of Massachusetts,
	Series A,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,135,910
	Series C,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,650,333
	Wellesley College,
	5.000% 07/01/15	610,000	672,452
	Williams College:
	Series F,
	5.500% 07/01/26	1,750,000	1,831,708
	Series H,
	5.000% 07/01/16	1,740,000	1,903,577
MA State Industrial Finance Agency
	Lesley College,
	Series A,

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Insured: CON
	6.000% 07/01/10	250,000	258,855
	Tufts University,
	Series H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	2,098,296
	Wentworth Institute of Technology,
	5.650% 10/01/18	1,200,000	1,273,272
	Worcester Polytechnic Institute:
	Insured: MBIA
	5.125% 09/01/17	1,550,000	1,666,529
	Series 2,
	Insured: MBIA
	5.250% 09/01/14	1,300,000	1,407,874
MA University of Lowell Building Authority
	Fifth Series A,
	Insured: AMBAC
	5.625% 11/01/14	2,565,000	2,678,630
MA University of Massachusetts Building Authority Revenue
	Series 04-1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	564,455
	Series 2:
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,252,100
	5.500% 11/01/09	1,455,000	1,623,038
PR Industrial, Tourist, Educational Medical & Environmental Control Facilities
	Inter-American University,
	Series A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,220,700
	Education Total		62,156,045
Prep School – 1.8%
MA State Development Finance Agency
	Belmont Hill School,
	5.000% 09/01/31	1,000,000	1,033,800
	Deerfield Academy:
	Series A,
	5.000% 10/01/12	345,000	384,923
	5.000% 10/01/16	420,000	461,299
	Milton Academy,
	Series A,
	5.000% 09/01/19	500,000	544,415
MA State Industrial Finance Agency
	Belmont Hill School,

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.625% 09/01/20	1,250,000	1,317,700
	Concord Academy,
	5.500% 09/01/27	1,000,000	1,062,960
	Trustees Deerfield Academy,
	5.000% 10/01/23	1,210,000	1,289,037
	Prep School Total		6,094,134
	EDUCATION TOTAL		68,250,179
HEALTH CARE – 7.8%
Health Services – 0.4%
MA State Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series E,
	5.000% 07/01/15	1,140,000	1,239,431
	Health Services Total		1,239,431
Hospitals – 7.4%
MA Boston Special Obligation
	Boston City Hospital,
	Series A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,476,150
MA State Health & Educational Facilities Authority
	Baystate Medical Center,
	Series F,
	5.750% 07/01/13	890,000	991,487
	Boston Medical Center,
	Series A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,694,575
	Partners Healthcare Systems:
	Series A:
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,659,425
	5.375% 07/01/17	3,900,000	4,160,949
	Series B,
	5.250% 07/01/10	4,670,000	5,109,961
	Series C,
	5.750% 07/01/21	750,000	839,362
	South Shore Hospital,
	Series E,
	Insured: MBIA
	5.500% 07/01/13	325,000	325,747
	University of Massachusetts,
	Insured: AMBAC

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.250% 07/01/14	2,000,000	2,169,720
	Hospitals Total		24,427,376
	HEALTH CARE TOTAL		25,666,807
HOUSING – 0.7%
Multi-Family – 0.5%
MA State Housing Finance Authority
	Housing Projects,
	Series A,
	Insured: AMBAC
	6.300% 10/01/13	95,000	95,304
	Multi-Family Housing,
	Series A,
	Insured: MBIA
	6.100% 07/01/15	1,460,000	1,500,792
	Multi-Family Total		1,596,096
Single Family – 0.2%
MA State Housing Finance Authority
	Single Family,
	Series 77,
	Insured: MBIA
	5.850% 12/01/08	520,000	530,889
	Single Family Total		530,889
	HOUSING TOTAL		2,126,985
OTHER – 17.6%
Other – 0.3%
MA State Development Finance Agency
	Combined Jewish Philanthropies,
	Series A,
	5.250% 02/01/22	1,000,000	1,101,000
	Other Total		1,101,000
Pool/Bond Bank – 2.7%
MA State Water Pollution Abatement Test
	Pooled Loan Program,
	Series 5,
	5.750% 08/01/16	95,000	107,052
	Series 7,
	5.250% 02/01/10	2,000,000	2,214,460
	Pre-refunded 08/01/11,
	5.250% 02/01/13	750,000	835,770
	Series 8,
	5.000% 08/01/11	1,000,000	1,108,720
	Series A,
	5.400% 08/01/11	25,000	25,885
	Series 1,
	Un-Refunded,

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.600% 08/01/13	1,225,000	1,240,325
	Series 10,
	5.000% 08/01/12	1,750,000	1,947,837
MA Water Resources Authority Program
	Series A,
	5.000% 08/01/09	1,350,000	1,473,377
	Pool/Bond Bank Total		8,953,426
Refunded/Escrowed(a) – 14.4%
MA Bay Transportation Authority Revenue
	General Transportation Systems,
	Series B,
	Pre-refunded 03/01/09,
	5.125% 03/01/11	1,000,000	1,093,560
	Special Assessment:
	Series A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	915,000	1,039,907
	5.750% 07/01/18	915,000	1,039,907
MA Peabody
	GO,
	Series A,
	5.000% 08/01/14	510,000	544,185
MA Route 3 North Transportation
	Improvement Municipal Securities Association Lease Revenue:
	Pre-refunded 06/15/10,
	Insured: MBIA

	5.750% 06/15/18	1,000,000	1,134,990
	Insured: MBIA

	5.375% 06/15/33	2,500,000	2,791,300
MA State College Building Authority Project Revenue
	Series A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,315,720
MA State Consolidated Loan
	Series A, GO,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,993,581
	Series B, GO,
	Pre-refunded 04/01/08,
	Insured: MBIA
	5.000% 04/01/14	3,000,000	3,233,610
	Pre-refunded 05/01/09,

6

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.250% 05/01/12	1,000,000	1,100,870
	Pre-refunded 08/01/08,
	5.250% 05/01/14	1,000,000	1,100,870
	Series C, GO:
	Pre-refunded 08/01/08,
	5.250% 08/01/14	5,000,000	5,458,100
	5.250% 08/01/15	1,750,000	1,910,335
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,373,410
MA State Development Finance Agency
	Higher Education, Smith College,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,287,900
MA State Federal Assisted Housing
	Pre-refunded Escrowed to Maturity,
	6.000% 02/01/08	305,000	319,777
MA State Industrial Finance Agency
	Phillips Academy,
	Pre-refunded 09/01/08,
	5.375% 09/01/23	2,000,000	2,220,760
MA State Port Authority
	Pre-refunded Escrowed to Maturity,
	5.625% 07/01/12	460,000	505,163
MA State Special Obligation & Revenue
	Consolidated Loan,
	Series A,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,266,300
MA State Turnpike Authority
	Series A,
	Pre-refunded Escrowed to Maturity,
	5.000% 01/01/13	250,000	273,895
MA State Water Pollution Abatement Revenue
	Series A,
	Pre-Refunded Escrowed to Maturity,
	5.450% 02/01/13	935,000	1,070,173
MA State Water Pollution Abatement Test
	Pooled Loan Program:
	Series 5,
	Pre-refunded 08/01/09,
	5.750% 08/01/16	1,905,000	2,157,012
	Series 7,
	Pre-refunded Escrowed to Maturity,
	5.250% 02/01/13	250,000	280,798
	Series A,
	Pre-refunded Escrowed to Maturity,
	5.400% 08/01/11	225,000	254,405
MA State

7

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Series B, GO,
	Pre-refunded Escrowed to Maturity,
	6.500% 08/01/08	5,315,000	5,981,235
MA Worcester Municipal Purpose Loan
	Series B, GO,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	5.250% 11/01/14	1,875,000	2,062,725
	Refunded/Escrowed Total		47,810,488
Tobacco – 0.2%
PR Children’s Trust Fund
	Tobacco Settlement Revenue,
	5.000% 05/15/09	500,000	517,065
	Tobacco Total		517,065
	OTHER TOTAL		58,381,979
TAX-BACKED – 39.7%
Local General Obligations – 20.9%
MA Bellingham
	GO,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,796,059
MA Boston Metropolitan District
	Series A, GO,
	5.250% 12/01/14	2,010,000	2,250,396
MA Boston
	Series A, GO,
	5.000% 01/01/14	1,000,000	1,118,070
	Series B, GO,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,676,500
MA Brockton
	GO,
	Insured: MBIA
	5.125% 04/01/15	1,500,000	1,618,185
MA Brookline
	GO,
	5.750% 04/01/14	1,905,000	2,162,423
MA Cambridge
	Municipal Purpose Loan, GO,
	4.750% 12/15/08	1,060,000	1,142,754
MA Dracut
	GO,
	Insured: AMBAC
	5.000% 05/15/17	1,015,000	1,112,075
MA Everett
	GO,
	Insured: MBIA

8

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	6.000% 12/15/11	2,015,000	2,367,826
MA Falmouth
	GO,
	5.000% 02/01/11	1,450,000	1,607,151
MA Franklin
	GO,
	Insured: MBIA
	5.000% 11/15/12	1,130,000	1,258,481
MA Gloucester
	GO,
	Insured: FGIC
	5.100% 08/01/14	1,105,000	1,181,720
MA Greater Lawrence Vocational Technical High School District
	Insured: FSA
	5.000% 03/15/11	1,045,000	1,157,494
	5.000% 03/15/12	1,140,000	1,269,424
MA Groton-Dunstable Regional School District
	GO,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,367,402
MA Haverhill
	GO,
	Insured: FGIC
	5.300% 06/15/12	1,500,000	1,605,720
MA Holden
	Municipal Purpose Loan, GO,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,701,656
MA Hopedale
	GO,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,116,370
MA Lowell
	GO:
	Insured: AMBAC
	5.000% 02/01/13	1,215,000	1,346,633
	5.000% 08/01/10	1,000,000	1,100,820
MA Marshfield
	GO,
	Insured: FGIC
	5.000% 06/15/07	1,570,000	1,661,123
MA Medford
	GO,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,948,382
MA Mendon Upton Regional School District
	Insured: FGIC

9

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 06/01/15	1,405,000	1,521,390
MA Nantucket
	GO,
	Insured: MBIA
	5.250% 07/15/10	2,250,000	2,410,043
MA Pioneer Valley Regional School District
	GO,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,114,910
MA Pittsfield
	GO,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,106,460
MA Plymouth
	GO,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,884,545
MA Sandwich
	GO,
	5.750% 08/15/11	1,050,000	1,197,788
MA Springfield
	Municipal Purpose Loan, GO:
	Insured: AMBAC
	5.300% 08/01/11	1,000,000	1,060,650
	5.300% 08/01/13	1,000,000	1,060,650
	Insured: FSA
	5.000% 11/15/18	1,000,000	1,074,420
	6.000% 10/01/16	1,000,000	1,142,150
	Municipal Purpose loan, GO,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,678,680
MA Westborough
	GO,
	5.000% 11/15/16	1,000,000	1,097,510
MA Westfield
	GO,
	Insured: MBIA
	5.000% 09/01/18	500,000	546,495
MA Westford
	GO,
	Insured: FGIC
	5.500% 04/01/07	1,705,000	1,814,393
MA Whitman Hanson School District
	GO,
	Insured: FGIC
	5.000% 06/15/08	1,095,000	1,179,107
MA Wilmington
	GO,

10

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.000% 06/15/08	3,125,000	3,368,188
MA Worcester
	Series A, GO,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,199,129
	Series G, GO,
	Insured: MBIA
	5.300% 07/01/15	1,000,000	1,046,930
PR Municipal Finance Agency
	Series A, GO,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,079,610
	Series B, GO,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,115,070
	Local General Obligations Total		69,264,782
Special Non-Property Tax – 7.8%
MA Bay Transportation Authority Revenue
	General Transportation Systems,
	Series A,
	Un-refunded,
	5.750% 07/01/14	85,000	95,879
MA Bay Transportation Authority
	Sales Tax Revenue,:
	Series A:
	5.000% 07/01/11	1,000,000	1,105,470
	5.250% 07/01/11	5,000,000	5,599,400
	5.250% 07/01/17	1,000,000	1,142,440
	Series B,
	5.250% 07/01/19	2,500,000	2,869,425
	Series C:
	5.250% 07/01/16	1,500,000	1,708,860
	5.250% 07/01/18	1,000,000	1,144,470
	Series A,
	5.250% 07/01/19	625,000	717,356
	Special Tax Obligation,
	Series A,
	5.750% 07/01/18	85,000	95,429
MA Boston Special Obligation
	Convention Center,
	Series A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,620,900
MA State Special Obligation & Revenue
	Consolidated Loan:
	Series A,
	5.500% 06/01/13	1,000,000	1,147,870
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,648,950
	Series A,

11

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Insured: FGIC
	5.250% 01/01/19	750,000	857,925
PR Commonwealth of Puerto Rico Highway & Transportation
	Insured: MBIA
	5.250% 07/01/13	2,675,000	2,914,145
	Series AA:
	Insured: FGIC
	5.000% 07/01/10	1,000,000	1,104,010
PR Public Buildings Authority Revenue
	Series J,
	Insured: AMBAC
	5.000% 07/01/36(c)	2,000,000	2,202,660
	Special Non-property Tax Total		25,975,189
State Appropriated – 2.7%
MA Route 3 North Transportation
	Improvement Associates Lease Revenue,:
	Insured: MBIA
	5.750% 06/15/13	1,000,000	1,127,220
	5.750% 06/15/14	2,000,000	2,254,440
	5.750% 06/15/15	2,000,000	2,250,860
MA State Development Finance Agency
	Visual & Performing Arts Project:
	5.750% 08/01/13	1,030,000	1,188,723
	6.000% 08/01/17	540,000	632,632
	6.000% 08/01/21	1,200,000	1,420,440
	State Appropriated Total		8,874,315
State General Obligations – 8.3%
MA Bay Transportation Authority
	General Transportation Systems:
	Series A:
	5.400% 03/01/08	2,000,000	2,159,920
	5.600% 03/01/08	1,885,000	2,046,808
MA State
	Consolidated Loan:
	Series C, GO,
	(b) 08/01/18	1,000,000	553,480
	Series A, GO,
	5.000% 11/01/13	5,000,000	5,262,200
	Series A:
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,241,280
	Series B:
	5.250% 08/01/20	3,000,000	3,422,610
	Series B, GO:
	5.500% 11/01/07	1,100,000	1,184,909
	Insured: MBIA

12

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.400% 11/01/07	2,000,000	2,150,200
	Series D, GO,
	5.500% 10/01/17	5,000,000	5,798,800
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority:
	Insured: MBIA
	6.000% 07/01/09	500,000	567,135
	Series A, GO,
	5.000% 07/01/30	1,400,000	1,507,646
PR Public Finance Corp.
	Series A,
	Insured: AMBAC
	5.250% 08/01/30(c)	500,000	557,520
	State General Obligations Total		27,452,508
	TAX-BACKED TOTAL		131,566,794
TRANSPORTATION – 5.7%
Airports – 1.0%
MA State Port Authority
	Series A,
	Insured: MBIA
	5.000% 07/01/16	3,000,000	3,282,030
	Airports Total		3,282,030
Toll Facilities – 1.4%
MA State Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,536,015
	5.125% 01/01/09	1,000,000	1,087,210
	Insured: MBIA
	5.000% 01/01/37	2,000,000	2,040,500
	Toll Facilities Total		4,663,725
Transportation – 3.3%
MA State Federal Highway Capital Appreciation
	Series A,
	(b) 06/15/15	4,000,000	2,613,680
MA State Federal Highway Grant Anticipation Notes
	Series A:
	5.250% 06/15/08	2,700,000	2,915,433
	5.250% 12/15/11	1,000,000	1,092,470
	5.500% 06/15/14	1,000,000	1,101,560
	5.750% 06/15/09	1,000,000	1,115,200

13

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
MA Woods Hole Marthas Vineyard & Nantucket Steamship Authority
	Series B,
	5.000% 03/01/18	1,900,000	2,094,465
	Transportation Total		10,932,808
	TRANSPORTATION TOTAL		18,878,563
UTILITY – 5.4%
Joint Power Authority – 0.8%
MA Municipal Wholesale
	Electric Co. Power Supply System, Nuclear Project 3,
	Series A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,751,475
	Joint Power Authority Total		2,751,475
Municipal Electric – 0.4%
PR Electric Power Authority
	Series BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,182,810
	Municipal Electric Total		1,182,810
Water & Sewer – 4.2%
MA Boston Water & Sewer Commission
	Series A,
	Insured: FGIC
	5.125% 11/01/15	1,320,000	1,430,035
MA State Water Resource Authority
	Series B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,350,270
	Series C,
	6.000% 12/01/11	2,000,000	2,303,560
	Series D,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,125,460
	Series J:
	Insured: FSA
	5.250% 08/01/14	2,870,000	3,262,272
	5.250% 08/01/15	3,000,000	3,417,810
	5.250% 08/01/18	1,000,000	1,146,320
	Water & Sewer Total		14,035,727
	UTILITY TOTAL		17,970,012
	Total Municipal Bonds (cost of $304,002,324)		322,841,319

14

		Shares	Value ($)*
Investment Companies – 0.1%
	Dreyfus Tax Exempt Cash Management Fund	402,020	402,020
	Federated Tax-Free Obligations Fund	100,527	100,527
	Total Investment Companies (cost of $502,547)		502,547

		Par ($)
Short-Term Obligations – 1.5%
VARIABLE RATE DEMAND NOTES(d) – 1.5%
CA Tulare Local Health Care District Health Facilities
	LOC: U.S. Bank N.A.
	1.790% 12/01/32	900,000	900,000
IL Health Facilities Authority Revenue
	OSF Healthcare System,
	Series 2002 A,
	1.830% 11/15/27	600,000	600,000
IL Quad Cities Regional Economic Development Authority
	Two Rivers YMCA,
	1.880% 12/01/31	100,000	100,000
IN State Educational Facilities Authority Revenue
	DePauw University Project,
	1.830% 07/01/18	1,300,000	1,300,000
IN State Educational Facilities Authority
	Educational Facilities,
	DePauw University,
	LOC: Northern Trust Company,
	1.830% 07/01/32	200,000	200,000
MI State Strategic Fund Limited Obligation Revenue
	Detroit Symphony,
	Series A,
	1.830% 06/01/31	600,000	600,000
ND Ward County Care Facility Authority
	Trinity Health,
	Series 2002 A,
	1.880% 07/01/29	400,000	400,000
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994 B,
	1.830% 09/01/24	800,000	800,000
	VARIABLE RATE DEMAND NOTES TOTAL		4,900,000
	Total Short-Term Obligations (cost of $4,900,000)		4,900,000

15

Total Investments – 99.1% (cost of $309,404,871)(e)(f)			328,243,866
Other Assets & Liabilities, Net – 0.9%			3,004,526
Net Assets – 100.0%			331,248,392

Notes to Investment Portfolio:
*

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)			The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)			Zero coupon bond.
(c)			Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.
(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2005.

(e)			Cost for federal income tax purposes is $309,322,625.
(f)			Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$19,062,653	$(141,412)	$18,921,241

Acronym		Name
AMBAC		Ambac Assurance Corp.
CON		College Construction Loan Insurance Association
FGIC		Financial Guaranty Insurance Co.
FSA		Financial Security Assurance, Inc.
GO		General Obligation Bond
LOC		Letter of Credit
MBIA		MBIA Insurance Corp.

16

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 17.0%
Education – 13.1%
MA State College Building Authority
	Series 1999 A,
	7.500% 05/01/14	1,825,000	2,341,000
	University of Massachusetts Building Authority,
	Series 2003 1,
	Insured: AMBAC
	5.250% 11/01/14	1,155,000	1,301,235
MA State Development Finance Agency
	Boston University, Series 1999 P,
	6.000% 05/15/59	1,000,000	1,189,990
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,046,560
	Western New England College,
	5.875% 12/01/22	905,000	958,929
MA State Health & Educational Facilities Authority
	Harvard University, Series 1991 N,
	6.250% 04/01/20	2,675,000	3,392,970
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.375% 07/01/17	4,250,000	4,967,315
	5.500% 07/01/32	1,500,000	1,784,085
	Series 2002 L,
	5.000% 07/01/18	2,500,000	2,821,400
	Tufts University,
	Series 2002 J,
	5.500% 08/15/16	1,250,000	1,454,625
	5.500% 08/15/18	1,000,000	1,171,660
	University of Massachusetts:
	Series 2000 A,
	Insured: FGIC
	5.850% 10/01/20	2,000,000	2,282,040
	Series 2002 C,
	Insured: MBIA
	5.500% 10/01/16	500,000	565,270
	Wellesley College,
	Series 2003,
	5.000% 07/01/21	1,000,000	1,079,330
	Education Total		26,356,409
Prep School – 3.2%
MA State Development Finance Agency, Deerfield Academy
	Series 2003 A,
	5.000% 10/01/15	805,000	887,682

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
MA State Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,020,280
MA State Industrial Finance Agency
	Cambridge Friends School, Series 1998,
	5.750% 09/01/18	1,000,000	988,820
	Concord Academy,
	5.500% 09/01/27	1,250,000	1,328,700
	St. John’s High School, Series 1998,
	5.700% 06/01/18	1,000,000	1,050,580
	Tabor Academy, Series 1998,
	5.400% 12/01/18	1,000,000	1,044,410
	Prep School Total		6,320,472
Student Loan – 0.7%
MA State Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,409,479
	Student Loan Total		1,409,479
	EDUCATION TOTAL		34,086,360
HEALTH CARE – 13.3%
Continuing Care Retirement – 1.0%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	970,292
MA State Development Finance Agency
	Loomis Communities Project,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,076,320
	Continuing Care Retirement Total		2,046,612
Health Services – 0.7%
MA State Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,450,000	1,476,013
	Health Services Total		1,476,013
Hospitals – 9.2%
MA State Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000 C,
	6.250% 08/01/20	1,000,000	1,099,330
MA State Health & Educational Facilities Authority

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Berkshire Health System,
	Series 1994 C,
	6.000% 10/01/20	1,000,000	1,010,150
	Cape Cod Health Care,
	Series 2001 C,
	Insured: RAD
	5.250% 11/15/17	2,000,000	2,156,320
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	1,000,000	1,067,040
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,601,100
	Milford-Whitinsville Regional Hospital:
	Series 1998 C,
	5.375% 07/15/28	500,000	485,650
	Series 2002 D,
	6.350% 07/15/32	500,000	531,995
	South Shore Hospital, Series 1999 F,
	5.625% 07/01/19	2,015,000	2,123,830
MA State Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A2
	(a) 08/01/08	2,000,000	1,793,820
	(a) 08/01/10	8,000,000	6,556,800
	Hospitals Total		18,426,035
Intermediate Care Facilities – 0.4%
MA State Development Finance Agency
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	925,000	898,379
	Intermediate Care Facilities Total		898,379
Nursing Homes – 2.0%
MA State Development Finance Agency
	Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27	1,328,000	724,636
	Series 2000 B,
	10.250% 06/01/27(b)(c)	417,373	62,606
MA State Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	915,000	997,021
	GF/Massachusetts, Inc.,
	Series 1994,

3

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	8.300% 07/01/23	2,185,000	2,199,006
	Nursing Homes Total		3,983,269
	HEALTH CARE TOTAL		26,830,308
HOUSING – 0.3%
Single Family – 0.3%
MA State Housing Finance Agency
	Series 1997 57, AMT,
	Insured: AMBAC
	5.600% 06/01/30	660,000	674,480
	Single Family Total		674,480
	HOUSING TOTAL		674,480
OTHER – 17.6%
Other – 1.2%
MA State Development Finance Agency
	WGBH Educational Foundation,
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,456,420
	Other Total		2,456,420
Pool/Bond Bank – 3.6%
MA State Water Pollution Abatement Trust
	New Bedford Project, Series 1996 A,
	6.000% 02/01/06	220,000	228,006
	Pool Program,
	Series 2003 9,
	5.500% 08/01/15	1,000,000	1,164,720
	Prerefunded, Series 2001 7,
	5.250% 08/01/12	1,000,000	1,114,050
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,984,489
	Unrefunded:
	Series 2001 7,
	5.250% 02/01/14	1,485,000	1,650,236
	Series 2002 8,
	5.000% 08/01/17	20,000	21,767
	Pool/Bond Bank Total		7,163,268
Refunded/Escrowed(d) – 12.8%
MA Bay Massachusetts Transportation Authority
	Series 2002 A,
	5.250% 07/01/21	1,000,000	1,123,140
MA State College Building Authority
	Prerefunded, escrowed to maturity:
	Series 1999 A,
	Insured: MBIA
	(a) 05/01/18	7,760,000	4,370,587

4

		Par ($)	Value ($)*
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
	(a) 05/01/23	6,000,000	2,611,680
MA State Development Finance Agency
	College of Pharmacy & Allied Health Services,
	Series 1999 B,
	6.625% 07/01/20	765,000	900,551
MA State GO
	Series 1990 B,
	Insured: FGIC
	7.000% 07/01/09	1,385,000	1,574,842
	Series 2002 E,
	Insured: FSA
	5.250% 01/01/20	2,000,000	2,237,200
MA State Health & Educational Facilities Authority
	Winchester Hospital,
	Series 2000 E,
	6.750% 07/01/30	1,000,000	1,166,650
MA State Turnpike Authority
	Series 1993 A,
	5.000% 01/01/20	7,000,000	7,744,520
MA State Water Pollution Abatement Trust
	MWRA Program, Series 2002 A,
	5.250% 08/01/18	2,000,000	2,247,780
	Prerefunded, 08/01/11, Pool Program,
	Series 2001 7,
	5.250% 02/01/14	515,000	578,443
	Prerefunded, 08/01/12, Pool Program,
	Series 2002 8,
	5.000% 08/01/17	980,000	1,090,789
PR Commonwealth of Puerto Rico Public Finance Corp.
	Prerefunded, escrowed to maturity, Commonwealth Appropriated,
	Series 2002 E,
	6.000% 08/01/26	50,000	61,687
	Refunded/Escrowed Total		25,707,869
	OTHER TOTAL		35,327,557
OTHER REVENUE – 1.0%
Hotels – 1.0%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	2,000,000	2,031,320
	Hotels Total		2,031,320
	OTHER REVENUE TOTAL		2,031,320
RESOURCE RECOVERY – 0.9%
Disposal – 0.2%
MA State Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1995,

5

		Par ($)	Value ($)*
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
	9.000% 09/01/05	365,000	370,285
	Disposal Total		370,285
Resource Recovery – 0.7%
MA State Development Finance Agency
	Ogden Haverhill Project, AMT,
	Series 1998 B,
	5.500% 12/01/19	1,000,000	1,008,830
MA State Industrial Finance Agency
	Ogden Haverhill Project, AMT,
	Series 1998 A,
	5.600% 12/01/19	500,000	506,945
	Resource Recovery Total		1,515,775
	RESOURCE RECOVERY TOTAL		1,886,060
TAX-BACKED – 20.5%
Local General Obligations – 3.9%
MA Belchertown
	Series 2002,
	Insured: MBIA
	5.000% 01/15/14	1,665,000	1,833,897
MA New Bedford
	Series 2001,
	Insured: FGIC
	5.500% 05/01/16	2,955,000	3,348,754
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,586,236
MA Springfield
	Series 2001,
	Insured: FGIC
	5.500% 08/01/15	1,000,000	1,138,360
	Local General Obligations Total		7,907,247
Special Non-Property Tax – 4.1%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,724,040
MA Massachusetts Bay Transportation Authority
	Series 2003 A,
	5.250% 07/01/12	2,000,000	2,251,860
PR Commonwealth of Puerto Rico Highway & Transportation Authority Revenue
	Series 1993 W,
	Insured: FSA
	5.500% 07/01/09	660,000	734,983
	Series 2002 E:
	Insured: FSA

6

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 07/01/18	1,000,000	1,181,990
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,332,440
	Special Non-Property Tax Total		8,225,313
State Appropriated – 1.0%
MA Massachusetts Bay Transportation Authority
	Series 1988,
	7.750% 01/15/06	50,000	52,379
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/15	1,000,000	1,159,760
PR Commonwealth of Puerto Rico
	Public Finance Corp.,
	Series 2002 E,
	6.000% 08/01/26	550,000	665,483
	State Appropriated Total		1,877,622
State General Obligations – 11.5%
MA Bay Transportation Authority Revenue
	General Transportation System,
	Series A ,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,957,140
MA Massachusetts Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,469,143
	Series 1994 A:
	7.000% 03/01/10	3,000,000	3,549,960
	7.000% 03/01/14	1,250,000	1,581,512
	Insured: FGIC
	7.000% 03/01/11	2,000,000	2,420,340
MA State GO
	Consolidated Loan, Series 2001 D,
	5.500% 11/01/15	1,000,000	1,156,760
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	528,161
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,141,270
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	569,715

7

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/19	2,190,000	2,568,388
PR Commonwealth of Puerto Rico
	Series 1998,
	5.250% 07/01/18	1,000,000	1,123,240
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	2,055,375
	State General Obligations Total		23,121,004
	TAX-BACKED TOTAL		41,131,186
TRANSPORTATION – 9.3%
Air Transportation – 2.4%
MA State Port Authority
	Delta Air Lines, Inc.:
	Series 2001 A, AMT
	Insured: AMBAC

	5.500% 01/01/15	1,985,000	2,123,633
	5.500% 01/01/16	1,000,000	1,067,140
	US Airways, Inc., Series 1999, AMT,
	Insured: MBIA
	6.000% 09/01/21	1,500,000	1,558,245
	Air Transportation Total		4,749,018
Airports – 2.4%
MA State Port Authority
	Series 1999, AMT,
	Insured: FGIC
	9.572% 01/01/21(e)	2,500,000	3,054,575
	Series 1999, IFRN,
	Insured: FGIC
	9.083% 07/01/29(e)	1,500,000	1,815,375
	Airports Total		4,869,950
Toll Facilities – 2.5%
MA State Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(a) 01/01/20	2,000,000	1,032,780
	Series 1999 A,
	Insured: AMBAC
	4.750% 01/01/34	4,000,000	4,027,720
	Toll Facilities Total		5,060,500
Transportation – 2.0%
MA State Federal Highway
	Grant Anticipation Notes,
	Series 1998 A,

8

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Insured: FSA
	5.250% 12/15/12	1,500,000	1,697,160
MA State GO
	Series 1998 B,
	Insured: MBIA
	(a) 06/15/12	3,145,000	2,402,591
	Transportation Total		4,099,751
	TRANSPORTATION TOTAL		18,779,219
UTILITY – 18.1%
Independent Power Producer – 0.3%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	645,000	699,322
	Independent Power Producer Total		699,322
Joint Power Authority – 1.8%
MA State Municipal Wholesale Electric Co.
	Nuclear Project 3-A, Series 2001,
	Insured: MBIA
	5.250% 07/01/13	1,180,000	1,315,134
	Nuclear Project 6-A, Series 2001,
	Insured: MBIA
	5.250% 07/01/14	2,000,000	2,229,880
	Joint Power Authority Total		3,545,014
Municipal Electric – 1.3%
MA State Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,067,650
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,579,218
	Municipal Electric Total		2,646,868
Water & Sewer – 14.7%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,135,350
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,440,745
MA State Water Resources Authority
	Series 1992 A
	6.500% 07/15/09	2,000,000	2,297,440
	6.500% 07/15/19	5,100,000	6,275,652
	Series 1993 C,

9

		Par ($)	Value ($)*
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – (continued)
	5.250% 12/01/15	2,750,000	3,093,997
	Insured: AMBAC
	5.250% 12/01/15	1,000,000	1,129,340
	Series 1995 B,
	Insured: MBIA
	6.250% 12/01/13	5,000,000	6,048,150
	Series 2002 J,
	Insured: FSA
	5.250% 08/01/19	1,000,000	1,149,640
	5.500% 08/01/21	2,500,000	2,953,125
	Water & Sewer Total		29,523,439
	UTILITY TOTAL		36,414,643
	Total Municipal Bonds (cost of $179,123,352)		197,161,133
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund	1	1
	Total Investment Company (cost of $1)		1
Short-Term Obligations – 1.3%
VARIABLE RATE DEMAND NOTES(f) – 1.3%
CA State Department Water Resources Power Supply Revenue
	Series 2002 B-6,
	1.880% 05/01/22	300,000	300,000
IA Woodbury County Educational Facilities
	Siouxland Medical Educational Foundation,
	Series 1996,
	1.900% 11/01/16	400,000	400,000
MA State Water Resources Authority
	Multi-Modal:
	Sub-Series 2002 C,
	1.970% 08/01/20	400,000	400,000
	Sub-Series 2002 D,
	1.900% 08/01/17	1,100,000	1,100,000
MS Jackson County Pollution Control Revenue
	Chevron U.S.A., Inc. Project,
	Series 1992,
	1.900% 12/01/16	200,000	200,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc.,
	Series 1997,

10

		Par ($)	Value ($)*
1.900% 04/01/10		100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			2,500,000
Total Short-Term Obligations (cost of $2,500,000)			2,500,000
Total Investments(g) – 99.3% (cost of $181,623,353) (g)(h)			199,661,134
Other Assets & Liabilities, Net – 0.7%			1,471,174
Net Assets – 100.0%			201,132,308

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon bond.
(b)	The issuer is in default of certain debt covenants. Income is being accrued. As of January 31, 2005, the value of these securities amounted to $62,606, which represents less than 0.1% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.
(f)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2005.

(g)	Cost for federal income tax purposes is $181,301,776.
(h)	Unrealized appreciation and depreciation at January 31, 2005, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$19,282,793	$(923,435)	$18,359,358

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

11

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 5.0%
NJ Rutgers State University
	Series U, GO,
	5.000% 05/01/14	500,000	536,825
NJ State Educational Facilities Authority
	Drew University,
	Series C,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,150,250
	Rowan University,
	Series B,
	Insured: FGIC
	5.250% 07/01/19	250,000	274,383
	Seton Hall University Project,
	Series A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	221,286
	Stevens Institute of Technology,:
	Series C,
	5.000% 07/01/10	1,120,000	1,205,075
	Series I,
	5.000% 07/01/09	200,000	212,884
	William Patterson University,
	Series A,
	Insured: FGIC
	5.375% 07/01/21	500,000	548,465
	EDUCATION TOTAL		4,149,168
HEALTH CARE – 4.3%
Continuing Care Retirement – 0.5%
NJ Economic Development Authority
	Winchester Gardens,
	Series A,
	5.750% 11/01/24	400,000	419,180
	Continuing Care Retirement Total		419,180
Hospitals – 3.8%
NJ Economic Development Authority
	Hillcrest Health Service Systems Project,
	Insured: AMBAC
	5.000% 01/01/07	300,000	314,061
	Lease Revenue,
	International Center for Public Health Project,
	Insured: AMBAC

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.500% 06/01/09	315,000	349,508
NJ Health Care Facilities Financing Authority Revenue
	Capital Health Systems Obligated Group, Inc.,
	Series A,
	5.750% 07/01/23	500,000	538,465
NJ Health Care Facilities
	Hackensack University Medical Center:
	5.700% 01/01/11	500,000	546,140
	5.875% 01/01/15	500,000	539,295
	Series A,
	Insured: MBIA

	5.000% 01/01/18	500,000	520,460
	Medical Center at Princeton,
	Insured: AMBAC
	5.125% 07/01/18	300,000	315,153
	Hospitals Total		3,123,082
	HEALTH CARE TOTAL		3,542,262
HOUSING – 1.5%
Multi-Family – 1.5%
NJ Middlesex County Improvement Authority
	Street Student Housing Project,
	Series A,
	5.000% 08/15/18	500,000	524,350
NJ State Housing & Mortgage Finance Agency
	Multi Family Housing Revenue,
	Series E-2,
	Insured: FSA

	5.750% 11/01/25	400,000	422,928
	Multi Family Housing,
	Series B,
	Insured: FSA

	6.050% 11/01/17	250,000	270,130
	Multi-Family Total		1,217,408
	HOUSING TOTAL		1,217,408
OTHER – 22.7%
Pool/Bond Bank – 10.6%
NJ Economic Development Authority
	Public School Small Project Loan Program,
	5.000% 08/15/11	1,000,000	1,109,660
NJ Environmental Infrastructure Trust
	Environmental Infrastructure,
	Series A:

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
	5.000% 09/01/14	350,000	384,839
	5.250% 09/01/20	1,000,000	1,098,780
	Wastewater Treatment:
	5.000% 09/01/14	1,000,000	1,067,700
	5.000% 09/01/17	400,000	424,980
	Series D,
	5.000% 05/01/11	500,000	542,355
	Series G,
	Insured: FGIC
	5.000% 04/01/12	500,000	541,775
NJ Monmouth County Improvement Authority Revenue
	Government Loan:
	Insured: AMBAC
	4.000% 12/01/13	750,000	778,080
	5.000% 12/01/12	500,000	546,605
	Insured: FSA
	5.450% 07/15/13	850,000	902,564
	Insured: MBIA
	5.000% 12/01/08	250,000	268,153
NJ State Economic Development Authority
	Public Schools Small Project Loan Program,
	5.000% 08/15/12	1,000,000	1,111,080
	Pool/Bond Bank Total		8,776,571
Refunded/Escrowed(a) – 10.9%
NJ Atlantic County Improvement Authority
	Luxury Tax Revenue,
	Convention Center,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	295,000	333,536
NJ Bayonne Municipal Utilities Authority
	Water Systems,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	535,430
NJ Building Authority
	State Building Revenue,
	Pre-refunded 06/15/07,
	5.000% 06/15/10	325,000	349,996
NJ Cherry Hill Township
	Series A,GO,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	550,420
NJ Essex County Improvement Authority
	Lease Revenue,
	County Correction Facility Project,
	Pre-refunded 10/01/10,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Insured: FGIC
	5.250% 10/01/11	500,000	557,650
NJ Jersey City County
	GO,
	Pre-refunded 03/15/14,
	Insured: MBIA
	5.500% 03/15/14	500,000	540,985
NJ Old Tappan Board of Education
	GO,
	Pre-refunded 04/01/06,
	5.100% 04/01/18	500,000	520,935
NJ State Educational Facilities Authority
	Princeton University,
	Series B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,095,940
NJ State Highway Authority
	Garden State Parkway:
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	339,168
	Pre-refunded 070/1/09,
	6.000% 01/01/19	1,000,000	1,208,550
	Pre-refunded Escrowed to Maturity,
	6.200% 01/01/10	500,000	561,495
NJ State Transportation Trust Fund Authority
	Transportation Systems:
	Series A,
	Pre-refunded 06/15/05,
	5.500% 06/15/11(b)	175,000	180,694
	Pre-refunded Escrowed to Maturity,
	5.000% 06/15/06	20,000	20,712
NJ State Turnpike Authority Revenue
	Series A,
	Insured: MBIA
	5.750% 01/01/19	295,000	332,969
NJ State
	Certificates of Participation,
	Series A,
	Pre-refunded Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	559,805
NJ West Deptford Township
	GO,
	Pre-refunded 09/01/10,
	Insured: FGIC

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.500% 09/01/20	400,000	450,608
NJ West Orange Board of Education
	Certificates of Participation,
	Insured: MBIA
	5.625% 10/01/29	250,000	282,295
NJ West Windsor Plainsboro Regional School District
	GO,
	Pre-refunded 12/01/05,
	Insured: FGIC
	5.500% 12/01/14	500,000	523,685
	Refunded/Escrowed Total		8,944,873
Tobacco – 1.2%
NJ Tobacco Settlement Financing Corp.
	5.375% 06/01/18	1,000,000	980,820
	Tobacco Total		980,820
	OTHER TOTAL		18,702,264
TAX-BACKED – 47.7%
Local Appropriated – 2.7%
NJ East Orange Board of Education
	Certificates of Participation,
	Capital Appreciation,
	(c) 02/01/18	1,000,000	572,990
NJ Essex County Improvement Authority
	Lease Revenue,
	County Jail & Youth House Projects,
	Insured: AMBAC

	5.000% 12/01/08	250,000	265,947
NJ Essex County Improvement Authority Revenue Project
	5.000% 12/15/10	1,000,000	1,104,870
NJ Middlesex County
	Certificates of Participation,
	Insured: MBIA
	5.500% 08/01/17	250,000	280,543
	Local Appropriated Total		2,224,350
Local General Obligations – 21.8%
NJ Cherry Hill Township
	Series B, GO,
	5.250% 07/15/11	500,000	561,705
NJ Evesham Township
	General Improvement,
	Series A, GO,
	Insured: FGIC
	5.000% 09/15/12	500,000	524,680
NJ Flemington Raritan Regional School District
	GO,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: FGIC
	5.700% 02/01/15	400,000	473,492
NJ Freehold Regional High School District
	GO,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,362,397
NJ Greenwich Township Board of Education
	GO:
	Insured: FSA
	5.000% 01/15/13	500,000	530,800
	5.000% 01/15/14	800,000	849,280
NJ Hackensack
	GO,
	4.900% 03/15/09	500,000	540,165
NJ Hopewell Valley
	Regional School District, GO,
	Insured: FGIC
	5.000% 08/15/14	500,000	546,670
NJ Kearny
	GO,
	Insured: FGIC
	5.250% 02/15/08	600,000	648,174
NJ Manalapan Englishtown Regional Board of Education
	GO,
	5.750% 12/01/20	1,325,000	1,600,189
NJ Mercer County Improvement Authority Revenue
	Youth Center,
	Series B,
	Insured: FGIC
	5.000% 02/15/14	250,000	268,060
NJ Middlesex County
	Certificates of Participation:
	Insured: MBIA
	5.000% 08/01/12	500,000	548,810
	GO,
	5.000% 10/01/09	500,000	548,705
NJ North Brunswick Township Board of Education Revenue
	GO,
	Insured: FGIC
	5.000% 02/01/10	750,000	791,880
NJ North Brunswick Township
	GO,
	Insured: FGIC
	5.000% 05/15/12	1,000,000	1,061,920
NJ Ocean County Utilities Authority
	Wastewater Revenue, GO,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 01/01/18	1,000,000	1,102,780
NJ Parsippany-Troy Hills Township
	GO,
	5.000% 12/01/15	500,000	537,605
NJ Passaic County
	GO,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,728,105
NJ Pleasantville School District
	GO,
	Insured: MBIA
	5.000% 02/15/11	500,000	531,525
NJ Randolph Township School District
	GO,
	5.000% 08/01/15	500,000	531,110
NJ Summit
	GO,
	5.250% 06/01/16	1,205,000	1,381,376
NJ Trenton
	GO,
	5.700% 03/01/19	250,000	278,273
NJ Union County
	General Improvement, GO,
	5.125% 02/01/16	250,000	271,675
	General Improvement Authority Revenue,
	Guaranteed Lease Educational Services Commission,
	GO,
	5.050% 03/01/08	125,000	132,416
NJ Vernon Township School District
	Board of Education,
	GO,
	5.375% 12/01/19	300,000	331,539
NJ Washington Township Board of Education
	Gloucester County, GO,
	Insured: MBIA
	5.000% 02/01/06	250,000	257,018
	Local General Obligations Total		17,940,349
Special Non-Property Tax – 3.8%
IL State
	Dedicated Tax Capital Appreciation,
	Civic Center,
	Series B,
	Insured: AMBAC
	(c) 12/15/17	3,000,000	1,715,370
NJ Economic Development Authority
	Capital Appreciation Motor Vehicle,
	Series A,
	(c) 07/01/21	1,255,000	602,513
	Cigarette Tax,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 06/15/24	750,000	786,022
	Special Non-Property Tax Total		3,103,905
State Appropriated – 13.6%
NJ Building Authority
	State Building Revenue:
	Insured: MBIA
	5.000% 06/15/18	1,000,000	1,066,020
	Un-refunded,
	5.000% 06/15/10	275,000	293,144
NJ Economic Development Authority
	School Facilities Construction,
	Series A:
	Insured: AMBAC
	5.500% 06/15/12	500,000	571,265
	5.250% 06/15/18	200,000	223,886
	State Office Building Projects,
	Insured: AMBAC
	5.250% 06/15/08	250,000	271,122
NJ Sports & Exposition Authority
	Series A,
	5.000% 09/01/12	250,000	275,708
	Series C,
	5.000% 03/01/11	500,000	549,380
NJ State Educational Facilities Authority
	Dormitory Safety Trust Fund,
	Series A,
	5.000% 03/01/15	2,855,000	3,090,994
	Higher Education Facilities Trust Fund,
	Series A,
	Insured: AMBAC
	5.125% 09/01/10	500,000	518,310
NJ State Transportation Trust Fund Authority
	Series B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,141,500
	Transportation System:
	Series A:
	5.500% 12/15/15	1,000,000	1,156,090
	5.625% 06/15/12	400,000	455,212
	Insured: AMBAC
	5.750% 06/15/15	1,000,000	1,165,080
	Un-refunded,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.000% 06/15/06	380,000	392,852
	State Appropriated Total		11,170,563
State General Obligations – 5.8%
NJ State
	Series H, GO,
	Insured: MBIA
	5.250% 07/01/16	2,000,000	2,278,480
	Series L,
	5.250% 07/15/18	1,000,000	1,145,930
PR Commonwealth of Puerto Rico
	GO,:
	Insured: MBIA
	6.000% 07/01/16	250,000	304,968
	Series A,
	5.000% 07/01/30(d)	1,000,000	1,076,890
	State General Obligations Total		4,806,268
	TAX-BACKED TOTAL		39,245,435
TRANSPORTATION – 10.9%
Toll Facilities – 3.6%
NJ Burlington County
	Bridge Commission Lease Revenue,
	County Guaranteed Governmental Leasing Program,
	5.250% 08/15/18	1,130,000	1,242,955
NJ Delaware River and Bay Authority
	Series A,
	Insured: AMBAC
	5.400% 01/01/14(e)	250,000	277,717
NJ State Turnpike Authority Revenue
	Series B,
	Insured: AMBAC
	(c) 01/01/35	500,000	311,550
PA Delaware
	River Junction Toll Bridge Revenue,
	5.250% 07/01/11(f)	1,000,000	1,112,520
	Toll Facilities Total		2,944,742
Transportation – 7.3%
NJ State Transit Corp.
	Federal Transit Administration Grants,
	Certifcates of Participation,
	Series A,
	Insured: AMBAC
	5.500% 09/15/15	2,895,000	3,334,287
PA Delaware River Port Authority
	Pennsylvania & New Jersey Revenue,,
	Insured: AMBAC

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.250% 01/01/09	2,500,000	2,734,400
	Transportation Total		6,068,687
	TRANSPORTATION TOTAL		9,013,429
UTILITY – 6.0%
Municipal Electric – 1.4%
PR Electric Power Authority
	Series DD,
	5.250% 07/01/15	250,000	273,830
	Series NN,:
	Insured: MBIA
	5.250% 07/01/19	750,000	869,835
	Municipal Electric Total		1,143,665
Water & Sewer – 4.6%
NJ Cape May County Municipal Utilities Authority
	Series A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,180,730
NJ Middlesex County Utilities Authority
	Sewer Revenue,
	Series A,
	Insured: FGIC
	5.000% 12/01/12	400,000	428,772
NJ North Jersey District Water Supply
	Wanaque North Project.
	5.000% 11/15/10	500,000	535,595
NJ Southeast Morris County, Municipal Utilities Authority
	Water Revenue,
	5.000% 01/01/10	1,055,000	1,155,309
NJ Wastewater Treatment Trust
	Series A,
	5.000% 09/01/06	450,000	468,892
	Water & Sewer Total		3,769,298
	UTILITY TOTAL		4,912,963
	Total Municipal Bonds (cost of $76,074,369)		80,782,929
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES(g) – 1.2%
FL Orange County Florida School Board
	Certificates of Participation,
	Series 2002 B,
	Insured: MBIA
	LOC: SunTrust Bank,
	1.830% 08/01/27	100,000	100,000

10

		Shares	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(g) – (continued)
MO State Health & Educational Facilities Authority
	Washington University,
	Series 1996 C,
	1.830% 09/01/30	400,000	400,000
NM Farmington Pollution Control
	Arizona Public Service Co.,
	Series 1994 B,
	1.830% 09/01/24	400,000	400,000
WY Uinta County Pollution Control Revenue
	Chevron U.S.A., Inc.
	Series 1993,
	1.830% 08/15/20	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,000,000
	Total Short-Term Obligations (cost of $1,000,000)		1,000,000
	Total Investments – 99.3% (cost of $77,074,369)(h)(i)		81,782,929
	Other Assets & Liabilities, Net – 0.7%		549,541
	Net Assets – 100.0%		82,332,470

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2005, the total market value of securities pledged amounted to $82,603.

(c)	Zero coupon bond.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(e)	This security is tax-exempt in Delaware and New Jersey.

(f)	This security is tax-exempt in New Jersey and Pennsylvania.

(g)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2005.

(h)	Cost for federal income tax purposes is $77,074,370.

(i)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

11

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$4,708,559	$—	$4,708,559

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

At January 31, 2005, the Fund held the following open short futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation

10-Year U.S. Treasury Notes	23	$2,582,109	$2,542,792	Mar-2005	$(39,317)

12

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.6%
EDUCATION – 10.0%
Education – 9.2%
NY State Dormitory Authority
	Brooklyn Law School, Series A,
	Insured: RAD
	5.250% 07/01/10	500,000	550,330
	Columbia University, Series B,
	5.375% 07/01/15	1,000,000	1,121,520
	Fordham University,
	Insured: FGIC
	5.000% 07/01/07	890,000	942,706
	Mount Sinai School of Medicine, Series B,
	Insured: MBIA
	5.700% 07/01/11	1,175,000	1,295,402
	New York University, Series 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,402,379
	New York University, Series 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	1,012,527
	New York University, Series A,
	Insured: MBIA
	6.000% 07/01/17	2,475,000	3,026,430
	5.750% 07/01/20	2,000,000	2,420,400
	Education Total		11,771,694
Prep School – 0.8%
NY City Industrial Development Agency
	Civic Facility Trinity Episcopal School Corp. Project,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,078,440
	Prep School Total		1,078,440
	EDUCATION TOTAL		12,850,134
HEALTH CARE – 5.1%
Hospitals – 5.1%
NY City Health & Hospital Corp.
	Series A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,196,580
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project, Series A,
	5.000% 12/01/13	250,000	265,625
NY State Dormitory Authority
	Long Island Jewish Medical Center,
	5.000% 05/01/11	820,000	881,984
	Memorial Sloan-Kettering Cancer Center,
	Capital Appreciation, Series 1,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,490,663
	New York Methodist Hospital,
	5.250% 07/01/24	1,000,000	1,066,510

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	White Plains Hospital,
	Insured: FHA
	4.625% 02/15/18	635,000	669,042
	Hospitals Total		6,570,404
	HEALTH CARE TOTAL		6,570,404
HOUSING – 0.6%
Multi-Family – 0.1%
NY State Housing Finance Agency Revenue
	Multi-Family Mortgage Housing, Series A,
	Insured: FHA
	6.950% 08/15/12	165,000	169,414
	Multi-Family Total		169,414
Single Family – 0.5%
NY State Mortgage Agency Revenue
	Homeowner Mortgage, Series 96,
	5.200% 10/01/14	575,000	592,928
	Single Family Total		592,928
	HOUSING TOTAL		762,342
OTHER – 24.2%
Other – 0.9%
NY City Industrial Development Agency
	Civic Facility United Jewish Appeal,
	Federal Project, Series A,
	5.000% 07/01/27	625,000	659,056
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	5.375% 08/01/24	500,000	523,830
	Other Total		1,182,886
Pool/Bond Bank – 0.2%
NY State Environmental Facilities Corp.
	Pollution Control Revenue,
	New York City Municipal Water,
	Un-refunded,
	5.750% 06/15/12	185,000	214,885
	Pool/Bond Bank Total		214,885
Refunded/Escrowed (b) – 22.3%
NY City
	Series I, GO,
	Pre-refunded 04/15/07,
	6.000% 04/15/09	275,000	298,834
NY City Municipal Water Finance Authority
	Water & Sewer System, Series B,
	Pre-refunded, Escrowed to Maturity,
	Insured: MBIA

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
	5.750% 06/15/26	265,000	279,848
NY City Transitional Finance Authority
	Series C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,398,250
NY Long Island Power Authority
	Electric Systems Revenue, Series A,
	Pre-refunded, Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,312,600
NY Metropolitan Transportation Authority
	Dedicated Tax Fund, Series A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,131,020
	Dedicated Tax Fund, Series A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,255,540
	Transportation Facilities, Series A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,268,540
NY Monroe Woodbury Central School District
	GO,
	Insured: MBIA
	5.625% 05/15/18	1,000,000	1,061,710
NY Municipal Assistance Corp
	Series I,
	6.250% 07/01/06	2,000,000	2,109,160
	Series L,
	6.000% 07/01/08	1,500,000	1,666,185
NY Onondaga County
	GO, Economically Defeased,
	5.875% 02/15/10 (c)	285,000	324,624
NY State Dormitory Authority
	State University Dormitory Facilities, Series A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,159,070
	State University Dormitory Facilities,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,284,697
NY State Environmental Facilities Corp.
	PCR State Water,
	New York City Municipal Water, Series A,
	Pre-refunded Escrowed to Maturity,
	5.750% 06/15/12	600,000	697,350
	New York City Municipal Water,
	Pre-refunded Escrowed to Maturity,
	5.750% 06/15/12	1,215,000	1,412,134

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed – (continued)
NY Triborough Bridge & Tunnel Authority
	General Purpose, Series Y,
	Pre-refunded, Escrowed to Maturity,
	5.500% 01/01/17	2,000,000	2,331,040
	General Purpose, Series B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,354,840
	General Purpose, Series X,
	Pre-refunded, Escrowed to Maturity,
	6.000% 01/01/12	750,000	864,397
	6.625% 01/01/12	300,000	359,655
PA Elizabeth Forward School District
	Capital Appreciation, Series B, GO,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,101,265
	Refunded/Escrowed Total		28,670,759
Tobacco – 0.8%
PR Children’s Trust Fund
	Tobacco Settlement,
	5.000% 05/15/08	1,000,000	1,034,900
	Tobacco Total		1,034,900
	OTHER TOTAL		31,103,430
OTHER REVENUE – 1.7%
Recreation – 1.7%
NY City Trust for Cultural Resources
	American Museum of National History, Class A,
	Insured: MBIA
	5.600% 04/01/18	2,000,000	2,147,260
	Recreation Total		2,147,260
	OTHER REVENUE TOTAL		2,147,260
RESOURCE RECOVERY – 1.3%
Disposal – 1.3%
NY Hempstead Town Industrial Development Authority
	Resource Recovery,
	America Ref-Fuel Co. Project,
	5.000% 12/01/10	1,500,000	1,601,985
	Disposal Total		1,601,985
	RESOURCE RECOVERY TOTAL		1,601,985

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 37.1%
Local Appropriated – 1.3%
NY State Dormitory Authority
	Court Facilities, Series A,
	5.250% 05/15/11	1,500,000	1,656,570
	Local Appropriated Total		1,656,570
Local General Obligations – 10.1%
NY City
	Series B, GO,
	5.250% 08/01/15	2,000,000	2,220,680
	Series F, GO,
	5.000% 08/01/09	1,000,000	1,080,540
	Series G, GO,
	Insured: MBIA
	(a) 08/01/08	2,500,000	2,263,475
	Series I, GO,
	6.000% 04/15/09	725,000	779,128
	Series J, GO,
	5.500% 06/01/16	1,250,000	1,393,888
NY City Capital Appreciation
	Series F, GO,
	Insured: MBIA
	(a) 08/01/08	2,060,000	1,865,103
NY Monroe County, Public Improvement
	GO,
	Un-refunded,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,463,568
	6.100% 03/01/09	15,000	15,049
NY Onondaga County
	GO,
	Un-refunded,
	5.875% 02/15/10	215,000	244,438
NY Orleans County
	GO,
	6.500% 09/15/08	100,000	112,506
NY Red Hook Central School District
	GO,
	Insured: FSA
	5.125% 06/15/17	890,000	972,939
NY Rensselaer County
	Series A, GO,
	Insured: AMBAC
	5.250% 06/01/11	545,000	610,623
	Local General Obligations Total		13,021,937
Special Non-Property Tax – 6.5%
NY Metropolitan Transportation Authority
	Dedicated Tax Fund, Series A,
	Insured: FGIC
	5.250% 11/15/18	800,000	920,768

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY State Environmental Facilities Corp.
	Personal Income Tax Revenue, Series A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,146,520
NY State Local Government Assistance Corp.
	Series E,
	6.000% 04/01/14	3,540,000	4,192,068
	Subordinated Lien, Series A-2,
	5.000% 04/01/09	1,000,000	1,083,870
	Special Non-Property Tax Total		8,343,226
State Appropriated – 16.7%
NY State Dormitory Authority
	4201 Schools Program,
	6.250% 07/01/20	1,685,000	1,937,430
	City University System Consolidated,
	2nd Generation, Series A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,314,240
	City University Systems Consolidated,
	3rd Generation, Series 1,
	5.250% 07/01/11	1,000,000	1,105,820
	City University Systems Consolidated,
	4th Generation, Series A,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,565,068
	State University Educational Facilities, Series A,
	5.250% 05/15/15	2,000,000	2,226,820
	State University ADL Facilities, Series C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,492,912
NY State Dormitory Authority Revenue
	Series B,
	Insured: AMBAC
	5.250% 11/15/26 (d)	1,500,000	1,667,100
NY State Housing Finance Agency Service Contract
	Series K,
	5.000% 03/15/10	1,485,000	1,615,428
NY State Thruway Authority Service Contract
	Local Highway & Bridge,
	5.250% 04/01/11	2,000,000	2,224,760
NY State Urban Development
	Correctional & Youth Facilities Service, Series A,
	5.000% 01/01/17	2,000,000	2,162,340

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	4.000% 01/01/28	2,000,000	2,065,860
	State Appropriated Total		21,377,778
State General Obligations – 2.5%
NY State
	Series A, GO,
	6.500% 07/15/06	2,000,000	2,115,020
PR Commonwealth of Puerto Rico
	Series A, GO,
	5.000% 07/01/30 (d)	1,000,000	1,076,890
	State General Obligations Total		3,191,910
	TAX-BACKED TOTAL		47,591,421
TRANSPORTATION – 8.8%
Ports – 1.2%
NY & NJ Port Authority
	Consolidated One Hundred Thirty Fifth,
	Insured: XLCA
	5.000% 09/15/28	1,500,000	1,587,480
	Ports Total		1,587,480
Toll Facilities – 7.6%
NY State Thruway Authority Service Contract
	Local Highway & Bridge,
	5.250% 04/01/09	1,500,000	1,637,355
NY State Thruway Authority
	Highway & Bridge Trust Fund, Series B-1,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,719,292
	Highway & Bridge Trust Fund, Series B-1,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,265,120
	Second General Highway & Bridge, Series A,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,944,723
NY Triborough Bridge & Tunnel Authority
	General Purpose, Series B,
	5.000% 11/15/09	2,000,000	2,182,240
	Toll Facilities Total		9,748,730
	TRANSPORTATION TOTAL		11,336,210
UTILITY – 8.8%
Joint Power Authority – 1.7%
NY State Power Authority
	Series A,
	5.000% 11/15/07	2,000,000	2,131,860
	Joint Power Authority Total		2,131,860

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITY – (continued)
Municipal Electric – 3.9%
NY Long Island Power Authority
	Electric Systems Revenue, Series A,
	5.000% 06/01/09	2,000,000	2,154,580
	Electric Systems Revenue, Series C,
	5.500% 09/01/21	1,000,000	1,095,860
PR Electric Power Authority
	Series BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,182,810
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	579,890
	Municipal Electric Total		5,013,140
Water & Sewer – 3.2%
NY City Municipal Water Finance Authority
	Water & Sewer Systems, Series B,
	Pre-refunded 06/15/06,
	Insured: MBIA
	5.750% 06/15/26	485,000	512,107
	Water & Sewer Systems, Series B,
	5.000% 06/15/05	1,750,000	1,768,707
	Water & Sewer Systems, Series C,
	Insured: FGIC
	5.000% 06/15/21	1,725,000	1,815,459
	Water & Sewer Total		4,096,273
	UTILITY TOTAL		11,241,273
	Total Municipal Bonds (cost of $116,784,060)		125,204,459
Short-Term Obligations – 1.6%
VARIABLE RATE DEMAND NOTES (e) – 1.6%
NY City
	Series 1993 A-7,
	1.810% 08/01/21	600,000	600,000
	Sub-Series 1993 A-4,
	1.820% 08/01/22	300,000	300,000
	Sub-Series 1993 A-7,
	1.810% 08/01/19	600,000	600,000
	Sub-Series 1993 B-2,
	LOC: Morgan Guaranty Trust
	1.710% 08/15/18	400,000	400,000
	Sub-Series 1993 A-7,
	1.810% 08/01/20	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,100,000

	Total Short-Term Obligations (cost of $2,100,000)		2,100,000

8

Total Investments – 99.2% (cost of $118,884,060)(f)((g)	127,304,459
Other Assets & Liabilities, Net – 0.8%	1,017,039
Net Assets – 100.0%	128,321,498

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	A portion of the security with a market value of $108,007 pledged as collateral for open futures contract.

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2005.

(f)	Cost for federal income tax purposes is $118,930,377.

(g)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,386,454	$(12,372)	$8,374,082

9

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Financial Housing Administration
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

At January 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	34	$3,817,031	$3,758,910	Mar-2005	$(58,121)

10

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)
Municipal Bonds – 97.9%
EDUCATION – 7.6%
Education – 7.0%
NY New York City Industrial Development Agency
	New York University,
	Series 2001,
	Insured: AMBAC
	5.375% 07/01/16	500,000	555,570
NY State Dormitory Authority
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,427,540
	Series 2001 I,
	Insured: AMBAC
	5.500% 07/01/14	945,000	1,094,659
	Series 2001,
	Insured: AMBAC
	5.500% 07/01/15	425,000	478,920
	Pace University, Series 1997,
	Insured: MBIA
	6.500% 07/01/11	1,000,000	1,188,110
	Pratt Institute, Series 1999,
	Insured: RAD
	6.000% 07/01/24	500,000	565,250
	University of Rochester, Series 2000,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	1,000,000	846,660
	Yeshiva University, Series 2001,
	Insured: AMBAC
	5.375% 07/01/15	400,000	446,408
	Education Total		7,603,117
Prep School – 0.6%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	653,438
	Prep School Total		653,438
	EDUCATION TOTAL		8,256,555
HEALTH CARE – 6.7%
Continuing Care Retirement – 1.6%
NY State Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	1,000,000	1,138,570

See Accompanying Notes to Financial Statements.

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	7.200% 11/01/19	600,000	647,700
	Continuing Care Retirement Total		1,786,270
Hospitals – 3.8%
NY Saratoga County Industrial Development Agency
	Facilities Revenue,
	Series 2004 A,
	5.000% 12/01/13	250,000	265,625
NY State Dormitory Authority
	Sloan Center,
	Series 2003 1,
	Insured: MBIA
	(b) 07/01/25	3,000,000	1,192,530
	North Shore Jewish Group, Series 2003,
	5.000% 05/01/18	1,000,000	1,046,000
NY State Industrial Development Agency Parking Facility Revenue
	Royal Charter Presbyterian,
	Series 2001,
	Insured: FSA
	5.375% 12/15/16	1,000,000	1,135,370
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	435,000	454,988
	Hospitals Total		4,094,513
Nursing Homes – 1.3%
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,250,000	1,392,200
	Nursing Homes Total		1,392,200
	HEALTH CARE TOTAL		7,272,983
HOUSING – 3.6%
Assisted Living/Senior – 2.9%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999,
	5.875% 05/01/19	1,500,000	1,464,270

See Accompanying Notes to Financial Statements.

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/senior – (continued)
NY Mount Vernon Industrial Development Agency
	Series 1999:
	6.150% 06/01/19	1,000,000	1,020,500
	6.200% 06/01/29	615,000	626,408
	Assisted Living/Senior Total		3,111,178
Multi-Family – 0.7%
NY Hudson Housing Development Corp.
	Providence Hall-Schuyler Court Project,
	Series 1992 A,
	Insured: FHA
	6.500% 01/01/25	750,000	753,810
NY State Housing Finance Agency
	Series 1989 B, AMT,
	Insured: AMBAC
	7.550% 11/01/29	30,000	30,432
	Multi-Family Total		784,242
	HOUSING TOTAL		3,895,420
INDUSTRIALS – 0.5%
Forest Products & Paper – 0.5%
NY Essex County Industrial Development Agency
	International Paper Corp.,
	Series 1999 A, AMT,
	6.450% 11/15/23	500,000	540,755
	Forest Products & Paper Total		540,755
	INDUSTRIALS TOTAL		540,755
OTHER – 13.3%
Other – 2.1%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(b) 06/01/08	2,000,000	1,726,960
NY Westchester County Industrial Development Agency
	Facilities Revenue,
	Series 2004,
	5.375% 08/01/24	550,000	576,213
	Other Total		2,303,173
Pool/Bond Bank – 3.1%
NY State Environmental Facilities Corp.
	Series 2001,
	5.250% 11/15/15	2,000,000	2,218,560
	Series 2002 D,

See Accompanying Notes to Financial Statements.

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/bond Bank – (continued)
	5.375% 06/15/16	1,000,000	1,118,800
	Pool/Bond Bank Total		3,337,360
Refunded/Escrowed (c)– 8.1%
NY Greece Central School District
	Series 1992,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,154,241
NY Metropolitan Transportation Authority
	Series 1993 O,
	5.500% 07/01/17	1,000,000	1,175,690
	Series 1998 A,
	Insured: FGIC
	4.500% 04/01/18	2,000,000	2,163,700
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Insured: AMBAC
	5.750% 07/01/29	1,500,000	1,665,705
NY State Dormitory Authority
	University of New York
	Series 1990 B,
	7.500% 05/15/11	405,000	486,117
NY Triborough Bridge & Tunnel Authority
	General Purpose, Series Y,
	5.500% 01/01/17	1,300,000	1,515,176
	Series 1993 B,
	5.000% 01/01/20	500,000	556,450
	Refunded/Escrowed Total		8,717,079
	OTHER TOTAL		14,357,612
OTHER REVENUE – 0.5%
Recreation – 0.5%
NY Hamilton Industrial Development Agency
	Adirondack Historical Association,
	Series 1998 A,
	5.250% 11/01/18	500,000	523,675
	Recreation Total		523,675
	OTHER REVENUE TOTAL		523,675
RESOURCE RECOVERY – 1.0%
NY Niagara County Industrial Development Agency
	American Refining Fuel Co.,
	Series 2001 C, AMT,

See Accompanying Notes to Financial Statements.

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
	5.625% 11/15/24(d)	1,000,000	1,075,850
	RESOURCE RECOVERY TOTAL		1,075,850
TAX-BACKED – 39.9%
Local Appropriated – 1.1%
NY State Dormitory Authority
	Municipal Health Facilities,
	Series 2001 1,
	Insured: FSA
	5.500% 01/15/13	500,000	560,455
	Westchester County, Series 1998,
	(b) 08/01/19	1,200,000	648,468
	Local Appropriated Total		1,208,923
Local General Obligations – 5.2%
NY Brockport Central School District
	Series 2001,
	Insured: FGIC
	5.500% 06/15/14	560,000	653,783
NY Buffalo School
	Series 2001 D,
	Insured FGIC
	5.500% 12/15/13	620,000	702,175
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,256,039
NY New York City
	Series 2001 A,
	Insured: FGIC
	5.250% 11/01/11	1,000,000	1,120,680
NY Suffolk County
	Series 2004 B,
	Insured: FSA
	5.250% 05/01/14	1,690,000	1,915,750
	Local General Obligations Total		5,648,427
Special Non-Property Tax – 16.0%
NY New York City Transitional Finance Authority
	Series 2001 B,
	Insured: MBIA
	5.250% 05/01/15	1,000,000	1,115,680
NY State Local Government Assistance Corp.,
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,427,327
	Series 1993 E,
	5.000% 04/01/21	6,650,000	7,360,287

See Accompanying Notes to Financial Statements.

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-property Tax – (continued)
	6.000% 04/01/14	3,945,000	4,671,669
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: FGIC
	5.500% 07/01/16	1,500,000	1,761,750
	Special Non-Property Tax Total		17,336,713
State Appropriated – 15.4%
NY State Dormitory Authority
	City University, Series 1990 C,
	7.500% 07/01/10	1,500,000	1,692,495
	City University, Series 1993 A,
	5.500% 05/15/13	3,500,000	3,946,565
	6.000% 07/01/20	2,000,000	2,431,000
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,194,330
	University of New York:
	Series 1990 B,
	7.500% 05/15/11	845,000	972,062
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(d)	1,500,000	1,667,100
NY State Urban Development Corp.
	Series 1993 A,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,152,850
	Series 2000 D,
	Insured: FSA
	5.000% 01/01/12	1,000,000	1,093,480
	Series 2002 A,
	5.500% 01/01/17	1,500,000	1,661,565
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center Project,
	Series 1990 E,
	7.250% 01/01/10	760,000	854,301
	State Appropriated Total		16,665,748
State General Obligations – 2.2%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,

See Accompanying Notes to Financial Statements.

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	6.250% 07/01/12	2,000,000	2,350,760
	State General Obligations Total		2,350,760
	TAX-BACKED TOTAL		43,210,571
TRANSPORTATION – 11.9%
Airports – 1.9%
NY New York City Industrial Development Agency
	Series 2001 A, AMT,
	6.000% 07/01/27	1,000,000	1,021,470
	5.500% 07/01/28	1,000,000	1,003,060
	Airports Total		2,024,530
Toll Facilities – 6.3%
NY State Thruway Authority, Highway & Bridging Trust Fund
	Series 2000 A,
	Insured: FSA
	5.750% 04/01/17	1,000,000	1,130,520
	Series 2004 A,
	Insured: MBIA
	5.250% 04/01/11	1,000,000	1,118,900
NY State Thruway Authority
	Highway & Bridge, Series 2001 B,
	Insured: MBIA
	5.250% 04/01/15	500,000	556,315
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.250% 11/15/15	1,500,000	1,702,755
	Series 2002,
	Insured: MBIA
	5.500% 11/15/18	1,000,000	1,177,550
	5.500% 11/15/20	1,000,000	1,184,630
	Toll Facilities Total		6,870,670
Transportation – 3.7%
NY Metropolitan Transportation Authority
	Series 2002 E,
	Insured: MBIA
	5.500% 11/15/14	1,500,000	1,743,375
NY Port Authority of New York & New Jersey
	Series 1993,

See Accompanying Notes to Financial Statements.

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.375% 03/01/28	2,000,000	2,268,260
	Transportation Total		4,011,635
	TRANSPORTATION TOTAL		12,906,835
UTILITY – 12.9%
Independent Power Producers – 2.8%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	2,000,000	2,121,520
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facility,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	982,900
	Independent Power Producers Total		3,104,420
Investor Owned – 1.7%
NY State Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	10.677% 04/01/20(d)	1,500,000	1,851,390
	Investor Owned Total		1,851,390
Municipal Electric – 4.7%
NY Long Island Power Authority
	Series 2000 A,:
	Insured: FSA
	(b) 06/01/15	1,500,000	1,006,665
	(b) 06/01/18	1,000,000	578,300
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,161,190
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,342,780
	Municipal Electric Total		5,088,935
Water & Sewer – 3.7%
NY New York City Municipal Water Finance Authority
	Water & Sewer System:
	Series 2001 D,
	(b) 06/15/17	3,000,000	1,817,910
	Series 2002 A,

See Accompanying Notes to Financial Statements.

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – (continued)
	5.375% 06/15/15	1,000,000	1,116,050
	Series 2004 B,
	5.000% 06/15/36	1,000,000	1,041,150
	Water & Sewer Total		3,975,110
	UTILITY TOTAL		14,019,855
	Total Municipal Bonds (cost of $94,939,632)		106,060,111
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES(e) – 1.4%
NY New York
	Subseries 1993 A-10,
	LOC: Morgan Guaranty Trust
	1.880% 08/01/16	800,000	800,000
	Subseries 1993 A-7,
	LOC: Morgan Guaranty Trust
	1.880% 08/01/20	500,000	500,000
	1.880% 08/01/21	200,000	200,000
	Municipal Total		1,500,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,500,000

	Total Short-Term Obligations (cost of $1,500,000)		1,500,000

	Total Investments – 99.3% (cost of $96,439,632)(f)(g)		107,560,111

	Other Assets & Liabilities, Net – 0.7%		749,283

	Net Assets – 100.0%		108,309,394

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
(b)	Zero coupon Bond.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

See Accompanying Notes to Financial Statements.

9

(d)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.
(e)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of January 31, 2005.

(f)	Cost for federal income tax purposes is $95,999,011.
(g)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,596,830	$(35,730)	$11,561,100

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

10

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Pennsylvania Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.8%
EDUCATION – 14.7%
Education – 14.7%
PA Erie
	Higher Education Building Authority,
	Mercyhurst College Project, Series 2004 B,
	5.000% 03/15/14	255,000	269,048
PA Lancaster County Higher Education Authority
	Franklin & Marshall College, Series A,
	5.000% 04/15/10	500,000	544,720
PA State Higher Educational Facilities Authority
	Series T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	822,480
	University of Sciences, Series A,
	Insured: XLCA
	5.000% 11/01/16	360,000	397,015
	Widener University,
	5.000% 07/15/10	500,000	535,050
PA State University
	5.250% 08/15/11	1,000,000	1,121,830
	Education Total		3,690,143
	EDUCATION TOTAL		3,690,143
HEALTH CARE – 3.2%
Continuing Care Retirement – 2.1%
PA Delaware County Authority Revenue
	Dunwoody Village, Inc., Series A,
	5.000% 04/01/09	500,000	532,615
	Continuing Care Retirement Total		532,615
Hospitals – 1.1%
PA State Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	273,123
	Hospitals Total		273,123
	HEALTH CARE TOTAL		805,738
INDUSTRIALS – 4.5%
Other Industrial Development Bond – 4.5%
PA State Industrial Development Authority
	Economic Development,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,116,810
	Other Industrial Development Total		1,116,810
	INDUSTRIALS TOTAL		1,116,810

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 17.5%
Pool/Bond Bank – 4.4%
PA State Finance Authority Revenue
	Penn Hills Project, Series A,
	Insured: FGIC
	5.500% 12/01/22	1,000,000	1,112,570
	Pool/Bond Bank Total		1,112,570
Refunded/Escrowed (a) – 13.1%
PA Harrisburg Authority Revenue
	Pooled Building Program, Series II,
	Pre-refunded 09/15/07
	Insured: MBIA
	5.600% 09/15/11	500,000	537,045
PA Philadelphia School District
	Series A, GO,
	Pre-refunded 02/01/12
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,138,720
PA State
	Second Series, GO,
	5.000% 10/15/15	1,000,000	1,078,920

PA State Higher Educational Facilities Authority
	College & University Revenue,
	College of Pharmacy & Science,
	Insured: MBIA
	5.000% 11/01/07	500,000	516,440
	Refunded/Escrowed Total		3,271,125
	OTHER TOTAL		4,383,695
TAX-BACKED – 46.9%
Local General Obligations – 39.2%
PA Allegheny County
	Series C-49, GO,
	Insured: MBIA
	5.000% 04/01/08	500,000	535,760
PA Central York School District
	GO,
	Insured: FGIC
	5.000% 06/01/10	500,000	549,395
PA Chambersburg Area School District
	GO,
	Insured: FSA
	5.000% 06/15/12	300,000	328,992
PA Chester County
	GO,
	5.000% 06/15/15	500,000	530,015

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Delaware County
	GO,
	5.125% 10/01/16	500,000	543,205
PA Ephrata Area School District
	Series A, GO,
	Insured: FGIC
	5.000% 04/15/14	750,000	821,820
PA North Allegheny School District
	Insured: FGIC
	5.500% 11/01/08	1,000,000	1,099,670
PA Northampton County
	GO,
	5.000% 08/15/16	1,000,000	1,076,780
PA Norwin School District
	Series B, GO,
	Insured: MBIA
	5.000% 04/01/13	575,000	624,473
PA Oxford Area School District
	Series A, GO,
	Insured: FGIC
	5.250% 02/15/11	500,000	558,580
PA Philadelphia School District
	Series 2004 D, GO,
	Insured: FGIC
	5.000% 06/01/15	250,000	276,128
PA Philadelphia
	Series A, GO,
	Insured: XLCA
	5.250% 02/15/15	315,000	347,184
PA Pittsburgh School District
	GO,
	Insured: FSA
	5.500% 09/01/12	500,000	569,870
PA Upper Saint Clair Township School District
	GO,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,126,350
PA Warwick School District
	Lancaster County, GO,
	Insured: FGIC
	5.250% 02/15/12	750,000	835,657
	Local General Obligations Total		9,823,879
Special Non-Property Tax – 2.2%
PA Pittsburgh & Allegheny County
	Public Auditorium Hotel Room,
	Insured: AMBAC
	5.250% 02/01/12	500,000	550,510
	Special Non-Property Tax Total		550,510

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 5.5%
PA State
	GO,
	Insured: AMBAC
	5.125% 09/15/07	500,000	532,930
PA State
	GO,
	5.500% 02/01/15	500,000	581,335
PR Public Finance Corp.
	Series A,
	Insured: AMBAC
	5.250% 08/01/30 (b)	240,000	267,610
	State General Obligations Total		1,381,875
	TAX-BACKED TOTAL		11,756,264
TRANSPORTATION – 4.4%
Toll Facilities – 4.4%
PA Delaware River Joint Toll Bridge Revenue
	5.250% 07/01/11 (c)	500,000	556,260
PA State Turnpike Commission
	Series S,
	Insured: FGIC
	5.000% 06/01/11	500,000	553,380
	Toll Facilities Total		1,109,640
	TRANSPORTATION TOTAL		1,109,640
UTILITY – 6.6%
Water & Sewer – 6.6%
PA Lancaster County
	Sewer Authority Revenue,
	Insured: MBIA
	5.000% 04/01/16	500,000	550,935
PA Philadelphia
	Water & Waste Water Revenue,
	Insured: MBIA
	5.625% 06/15/09	1,000,000	1,112,710
	Water & Sewer Total		1,663,645
	UTILITY TOTAL		1,663,645
	Total Municipal Bonds (cost of $22,961,747)		24,525,935
Short-Term Obligations – 3.6%
VARIABLE RATE DEMAND NOTES (d) – 3.6%
CA Tulare Local Health Care District
	Health Facility Revenue, Series 2002,
	LOC: U.S. Bank N.A.
	1.790% 12/01/32	700,000	700,000

4

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	1.880% 10/01/32	100,000	100,000
MN Brooklyn Center Revenue
	Brookdale Corp. II Project, Series 2001,
	LOC: U.S. Bank N.A.
	1.880% 12/01/14	100,000	100,000

	VARIABLE RATE DEMAND NOTES TOTAL		900,000

	Total Short-Term Obligations (cost of $900,000)		900,000
	Total Investments – 101.4% (cost of $23,861,747)(e)(f)		25,425,935
	Other Assets & Liabilities, Net – (1.4)%		(349,533)
	Net Assets – 100.0%		25,076,402

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(c)	This security is tax-exempt in New Jersey and Pennsylvania.

(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2005.

(e)	Cost for federal income tax purposes is $23,880,039.

(f)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

5

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$1,545,896	$—	$1,545,896

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

6

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 20.7%
Education – 20.7%
PR Industrial Tourist Educational Medical & Environmental Control Facilities
	Inter-American University, Series A,
	Insured: MBIA
	5.250% 10/01/12	360,000	399,726
	5.375% 10/01/13	1,550,000	1,730,187
	5.500% 10/01/14	350,000	393,138
RI State Health & Educational Building Corp.
	Brown University,
	5.000% 09/01/15	1,000,000	1,060,470
	5.500% 08/15/16	1,340,000	1,525,429
	Educational Institution Revenue,
	Times2 Academy,
	5.000% 12/15/24	1,000,000	1,031,400
	Higher Education Facility, Johnson & Wales,
	Insured: XLCA
	5.250% 04/01/16	1,485,000	1,637,080
	Higher Education Facility, Johnson & Wales,
	Insured: MBIA
	5.500% 04/01/17	1,000,000	1,160,090
	5.500% 04/01/18	1,420,000	1,652,141
	Higher Education Facility
	Rhode Island University, Series B,
	Insured: AMBAC
	5.500% 09/15/20	2,000,000	2,234,760
	5.700% 09/15/30	2,250,000	2,525,670
	Higher Education Facility Roger Williams,
	Insured: AMBAC
	5.000% 11/15/18	1,000,000	1,083,310
	5.125% 11/15/14	1,000,000	1,096,990
	Higher Education Facility Roger Williams,
	Insured: CON
	5.250% 11/15/16	1,000,000	1,065,080
	Higher Education Facility, Series A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,151,373
	5.250% 09/15/20	1,020,000	1,135,607
	Higher Education Facility,
	School of Design, Series D,
	Insured: XLCA
	5.500% 08/15/17	1,345,000	1,528,807
	Providence College, Series A,
	Insured: XLCA
	5.000% 11/01/24	2,500,000	2,639,400
	University of Rhode Island,
	Steam Generation Facility Project,
	Insured: FSA
	5.000% 11/01/19	750,000	812,843

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Education Total		25,863,501
	EDUCATION TOTAL		25,863,501
HEALTH CARE – 1.3%
Hospitals – 1.3%
RI State Health & Educational Building Corp.
	Hospital Foundation, Lifespan Obligation Group,
	6.375% 08/15/21	1,500,000	1,655,910
	Hospitals Total		1,655,910
	HEALTH CARE TOTAL		1,655,910
HOUSING – 1.7%
Multi-Family – 0.9%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing, Series A,
	Insured: AMBAC
	5.600% 07/01/10	500,001	530,140
	6.150% 07/01/17	380,000	390,214
RI Providence Housing Development Corp.
	Mortgage Revenue, Section 8,
	Barbara Jordan Apartments, Series A,
	Insured: MBIA
	6.500% 07/01/09	185,000	188,994
	Multi-Family Total		1,109,348
Single Family – 0.8%
RI Housing & Mortgage Finance Corp.
	Homeownership Opportunity, Series 40-B,
	3.250% 08/11/05	1,000,000	1,005,940
	Single Family Total		1,005,940
	HOUSING TOTAL		2,115,288
OTHER – 30.4%
Other – 2.1%
RI Central Falls Detention Facility Corp.
	Donald Wyatt Detention Facility, Series A,
	Insured: RAD
	5.250% 01/15/13	1,505,000	1,594,412
	5.375% 01/15/18	1,000,000	1,070,250
	Other Total		2,664,662
Pool/Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue Revolving Fund,
	Pooled Loan Association, Series A,
	4.750% 10/01/23	1,000,000	1,045,700

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
RI Clean Water Protection Finance Agency
	Pollution Control Revenue, Series A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	547,945
	Pool/Bond Bank Total		1,593,645
Refunded/Escrowed (a) – 25.8%
RI Bristol County Water Authority Revenue
	Series A, GO,
	Insured: MBIA
	5.200% 12/01/14	1,000,000	1,043,360
RI Depositors Economic Protection Corp.
	Special Obligation, Series A,
	Pre-refunded Escrowed to Maturity,
	Insured: FSA
	5.750% 08/01/14	1,000,000	1,179,010
	5.750% 08/01/14	2,105,000	2,472,701
	5.750% 08/01/21	2,165,000	2,637,122
	6.400% 08/01/06	4,600,000	4,872,320
	6.500% 08/01/07	500,000	548,435
	Special Obligation, Series A,
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,896,025
	Series B,
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	279,223
	Pre-refunded Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,164,400
RI North Providence School Improvement Bonds
	Series A,
	Pre-refunded 07/01/07,
	Insured: MBIA
	6.000% 07/01/12	1,100,000	1,211,254
	6.050% 07/01/13	500,000	551,155
RI Providence
	Series A, GO,
	Insured: FSA
	5.700% 07/15/12	1,825,000	1,981,548
	6.000% 07/15/09	1,000,000	1,092,880
RI State and Providence Plantations
	Consolidated Capital Development Loan,
	Series C, GO,
	5.000% 09/01/11	3,000,000	3,323,820
RI State Consolidated Capital Development Loan
	Series A, GO,
	5.250% 09/01/08	2,580,000	2,806,885

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed – (continued)
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	3,240,000	3,636,317
RI State Health & Educational Building Corp.
	Higher Education Facility,
	Rhode Island School of Design,
	Pre-refunded 06/01/06,
	Insured: MBIA
	5.625% 06/01/16	500,000	530,590
	Refunded/Escrowed Total		32,227,045
Tobacco – 1.2%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue,
	Asset-Backed, Series A,
	6.000% 06/01/23	1,500,001	1,483,425
	Tobacco Total		1,483,425
	OTHER TOTAL		37,968,777
TAX-BACKED – 34.6%
Local Appropriated – 7.0%
RI Providence Public Building Authority
	School & Public Facilities Project, Series A,
	Insured: AMBAC
	5.125% 12/15/14	500,000	552,570
	5.375% 12/15/11	2,035,000	2,277,267
	Insured: FSA
	5.000% 12/15/07	1,000,000	1,064,890
	5.250% 12/15/14	1,500,000	1,654,140
	5.400% 12/15/11	500,000	535,890
RI Smithfield Lease Partner Certificates
	Wastewater Treatment Facility Lien,
	Insured: MBIA
	5.000% 11/15/10	770,000	848,363
	5.000% 11/15/11	810,000	896,370
	5.000% 11/15/12	855,000	949,110
	Local Appropriated Total		8,778,600
Local General Obligations – 17.8%
AK North Slope Borough
	Capital Appreciation,
	Series B, GO,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,740,620
IL Will County
	Community Unit School District,
	Number 365 U Valley View, Series B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,641,980

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PR Municipal Finance Agency
	Series A, GO,
	Insured: FSA
	5.500% 07/01/17	315,000	340,077
RI Burrillville
	GO,
	Insured: FGIC
	5.850% 05/01/14	200,000	205,786
RI Coventry
	GO,
	Insured: AMBAC
	5.000% 06/15/21	750,000	813,060
	5.000% 06/15/22	750,000	809,917
RI Exeter West Greenwich Regional School District
	GO,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,081,920
RI Johnston
	GO,
	Insured: XLCA
	5.250% 06/01/19	525,000	575,668
	5.250% 06/01/20	555,000	609,473
RI North Kingstown
	GO,
	Insured: FGIC
	5.600% 10/01/16	995,000	1,118,450
	5.750% 10/01/19	500,000	564,490
RI Pawtucket
	Series A, GO,
	Insured: AMBAC
	5.000% 04/15/06	2,535,000	2,615,334
	5.000% 04/15/09	500,000	543,420
RI Providence
	GO,
	Insured: FSA
	5.100% 01/15/06	1,085,000	1,113,731
	5.450% 01/15/10	500,000	531,775
	Series C, GO,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,158,512
RI South Kingstown
	GO,
	4.000% 06/01/09	570,000	598,021
	GO,
	Insured: FGIC
	6.250% 06/15/19	500,000	582,690
	Series B, GO
	Insured: FSA
	5.500% 06/15/10	100,000	106,015

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Warwick
	Insured: FGIC
	4.000% 06/15/10	625,000	656,225
RI Warwick
	Series A, GO,
	Insured: FGIC
	5.000% 03/01/15	1,180,000	1,266,518
	5.000% 03/01/16	1,205,000	1,302,641
WA Seattle
	Series E, GO,
	(b) 12/15/12	1,000,000	742,040
WI Milwaukee County
	Series A, GO,
	Insured: FSA
	5.700% 09/01/15	500,000	559,210
	Local General Obligations Total		22,277,573
Special Non-Property Tax – 0.4%
PR Commonwealth of Puerto Rico
	Special Tax Revenue, Infrastructure,
	Finance Authority, Series A,
	Insured: AMBAC
	5.000% 07/01/16	500,000	534,620
	Special Non-Property Tax Total		534,620
State Appropriated – 2.6%
RI Providence Public Building Authority
	Series A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,078,720
RI State and Providence Plantations
	Certificates of Participation,
	Central Power Plants Project, Series C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,100,700
RI State Economic Development Corp.
	East Greenwich Free Library Association,
	4.500% 06/15/14	245,000	247,575
	4.500% 06/15/09	270,000	278,392
	5.750% 06/15/24	415,000	428,820
	State Appropriated Total		3,134,207
State General Obligations – 6.8%
PR Commonwealth of Puerto Rico
	Capital Appreciation, GO,
	Insured: MBIA
	(b) 07/01/14	3,500,000	2,441,810
	GO,
	Insured: MBIA
	6.000% 07/01/16	250,000	304,968

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
RI State and Providence Plantations
	Consolidated Capital Development Loan,
	Series C, GO,
	Insured: MBIA
	5.250% 11/01/08	2,000,000	2,182,360
RI State Consolidated Capital Development Loan
	Series A, GO,
	Insured: FGIC
	5.000% 09/01/16	1,000,000	1,072,550
	5.200% 09/01/11	1,250,000	1,374,425
	5.250% 07/15/10	1,000,000	1,086,710
	State General Obligations Total		8,462,823
	TAX-BACKED TOTAL		43,187,823
TRANSPORTATION – 5.3%
Airports – 2.4%
RI State Economic Development Corp. Airport
	Series B,
	Insured: FSA
	5.000% 07/01/15	1,620,000	1,733,060
	5.000% 07/01/18	500,000	534,220
	5.000% 07/01/23	685,000	731,655
	Airports Total		2,998,935
Transportation – 2.9%
RI State Economic Development Corp.
	Grant Anticipation,
	Department Transportation, Series A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,458,847
	University of Rhode Island,
	Steam Department Transportation Authority,
	Insured: FSA
	5.250% 06/15/11	1,000,000	1,119,490
	Transportation Total		3,578,337
	TRANSPORTATION TOTAL		6,577,272
UTILITY – 4.2%
Municipal Electric – 1.1%
PR Electric Power Authority Revenue
	Series EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	547,660
	Series NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	869,835
	Municipal Electric Total		1,417,495

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITY – (continued)
Water & Sewer – 3.1%
RI Bristol County Water Authority Revenue
	Series A, GO,
	Insured: MBIA
	5.000% 07/01/16	500,000	529,230
RI Clean Water Protection Finance Agency
	Safe Drinking Water Providence, Series A,
	5.000% 10/01/18	1,000,000	1,098,820
RI Kent County Water Authority
	Series A,
	Insured: MBIA
	5.000% 07/15/15	750,000	819,653
	5.000% 07/15/16	1,265,000	1,379,887
	Water & Sewer Total		3,827,590
	UTILITY TOTAL		5,245,085
	Total Municipal Bonds (cost of $114,588,487)		122,613,656
Investment Company – 0.0% (c)
	Dreyfus Tax Exempt Cash Management Fund	1,000	1,000
	Total Investment Company (cost of $1,000)		1,000
Short-Term Obligation – 0.9%
VARIABLE RATE DEMAND NOTES (d) – 0.9%
IN Health Facility Financing Authority Revenue
	Golden Years Homestead, Series A,
	LOC: Wells Fargo Bank N.A.
	1.850% 06/01/25	300,000	300,000
IN State Development Finance Authority
	Cathedral High School, Series 2001,
	LOC: Fifth Third Bank
	1.880% 09/01/26	100,000	100,000
MS Jackson County Pollution Control
	Chevron USA, Inc. Project,
	1.830% 12/01/16	100,000	100,000
SD Lower Brule Sioux Tribal Purpose
	LOC: Wells Fargo Bank N.A.
	1.850% 12/01/11	100,000	100,000
WY Uinta County Pollution Control Revenue
	Chevron USA., Inc. Project,
	Series 1997
	1.830% 04/01/10	400,000	400,000
	Series 1993,

8

		Par ($)	Value ($)
Short-Term Obligation – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
	1.830% 08/15/20	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,100,000
	Total Short-Term Obligation (cost of $1,100,000)		1,100,000
	Total Investments – 99.1% (cost of $115,689,487)(e)(f)		123,714,656
	Other Assets & Liabilities, Net – 0.9%		1,164,732
	Net Assets – 100.0%		124,879,388

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Amount represents less than 0.1%
(d)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2005.

(e)	Cost for federal income tax purposes is $115,737,950.
(f)	Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,020,913	$(44,207)	$7,976,706

9

Acronym	Name

AMBAC	Ambac Assurance Corp.
CON	College Construction Loan Insurance Association
FGIC	Federal Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

10

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust V

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 30, 2005